                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-07841
                                   ---------------------------------------------

                      J.P. Morgan Mutual Fund Select Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue,  New York,            NY 10036
--------------------------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   August 31, 2004
                        --------------------------------------------------------

Date of reporting period:  November 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                        VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS - 96.9%

               STATE AND MUNICIPAL OBLIGATIONS -- 96.9%
               ALABAMA -- 0.1%
$      1,000   Shelby County Board of Education, Capital Outlay                                        $            1,026
               School Warrants, AMBAC, (p), 5.70%, 02/01/05
               ARIZONA -- 0.9%
       2,085   Arizona Health Facilities Authority, Catholic                                                        2,225
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09 +
       4,360   Arizona School Facilities Board, State School Trust,                                                 5,037
               Ser. A, Rev., AMBAC, 5.75%, 07/01/17 +
       2,375   Arizona School Facilities Board, State School Trust,                                                 2,738
               Ser. A, Rev., AMBAC, 5.75%, 07/01/18
       3,695   Phoenix IDA, Single Family Mortgage, Ser. 2-A,                                                       3,952
               Rev., Adj., 5.55%, 03/01/28
                                                                                                       ------------------
                                                                                                                   13,952
               CALIFORNIA -- 5.8%
       1,840   California State Department of Water Resources,                                                      2,277
               Central Valley Project, Ser. J-1,  Rev., 7.00%,
               12/01/12
         500   California State Department of Water Resources,                                                        627
               Central Valley Project, Ser. J-1, Rev., (p), 7.00%,
               12/01/12
      20,000   California State, Economic Recovery, Ser. A, GO,                                                    21,843
               MBIA, 5.00%, 07/01/15
       8,130   California Statewide Communities Development                                                         9,030
               Authority, Catholic Healthcare West, COP, 6.00%,
               07/01/09
      10,435   Contra Costa Water District, Ser. K, Rev., FSA,                                                     11,753
               5.50%, 10/01/14
       1,000   Los Angeles Community Redevelopment Agency,                                                          1,138
               Tax Allocation, Hollywood Redevelopment Project,
               Ser. C, MBIA, 5.50%, 07/01/16
      11,730   Los Angeles, California, Wastewater System, Sub                                                     11,881
               Ser. A, Rev., MBIA, 4.20%, 06/01/16
      13,560   Los Angeles, California, Wastewater System, Sub                                                     13,579
               Ser. A, Rev., MBIA, 4.20%, 06/01/17
       2,000   Solano County, COP, MBIA, 5.25%, 11/01/16                                                            2,196
       5,500   Southern California Public Power Authority, San                                                      6,077
               Juan Power, Power Project, Ser. B, Rev., Adj., FSA,
               5.25%, 01/01/20
       5,000   Southern California Public Power Authority, San                                                      5,676
               Juan Unit 3, Power Project, Ser. A, Rev., FSA,
               5.50%, 01/01/13
                                                                                                       ------------------
                                                                                                                   86,077
               COLORADO -- 2.3%
      14,460   Denver City & County, COP, Ser. B, (p), AMBAC,                                                      16,535
               5.60%, 12/01/10
      14,185   Denver City & County, COP, Ser. B, (p), AMBAC,                                                      16,221
               5.60%, 12/01/10
       1,610   Douglas County School District No. Re-1, Douglas                                                     1,864
               & Elbert Counties, GO, FGIC, 5.75%, 12/15/17
                                                                                                       ------------------
                                                                                                                   34,620

               CONNECTICUT -- 3.3%
       7,240   Connecticut State, Ser. B, GO, (p), 5.88%,                                                           8,270
               06/15/10
      12,000   Connecticut State, Ser. C, GO, 5.50%, 12/15/11                                                      13,589
       9,330   Connecticut State, Ser. C, GO, 5.50%, 12/15/12                                                      10,599
       1,000   Hamden, Connecticut, GO, FSA, 5.00%, 07/15/12                                                        1,099
       1,000   Ridgefield, Connecticut, GO, 5.00%, 07/01/11                                                         1,104
       1,000   Ridgefield, Connecticut, GO, 5.00%, 07/01/12                                                         1,105
       3,905   Waterbury, Connecticut, Ser. A, GO, FSA, (p),                                                        4,419
               5.50%, 04/01/12
       1,200   Weston, Connecticut, GO, 5.00%, 07/15/10                                                             1,319
       1,200   Weston, Connecticut, GO, 5.00%, 07/15/11                                                             1,326
       1,200   Weston, Connecticut, GO, 5.13%, 07/15/12                                                             1,334
       1,250   Weston, Connecticut, GO, 5.13%, 07/15/13                                                             1,392
       1,250   Weston, Connecticut, GO, 5.13%, 07/15/14                                                             1,396
       1,300   Weston, Connecticut, GO, 5.25%, 07/15/15                                                             1,462
       1,300   Weston, Connecticut, GO, (p), 5.25%, 07/15/15                                                        1,471
                                                                                                       ------------------
                                                                                                                   49,885
               DELAWARE -- 0.0%
         250   Wilmington, Delaware, GO, FGIC, 5.00%, 07/01/09                                                        272
               DISTRICT OF COLUMBIA -- 0.2%
         770   District of Columbia, Ser. A, GO, (p), MBIA-IBC,                                                       815
               6.00%, 06/01/07
       2,450   District of Columbia, Ser. A, GO, MBIA-IBC, 6.00%,                                                   2,591
               06/01/07
                                                                                                       ------------------
                                                                                                                    3,406
               FLORIDA -- 2.9%
       2,265   Coral Springs Improvement District, Water & Sewer,                                                   2,473
               GO, MBIA, 6.00%, 06/01/10
       1,750   Dade County, Aviation, Ser. B, Rev., AMBAC,                                                          1,794
               6.40%, 10/01/06
       1,495   Florida State Board of Education, Capital Outlay,                                                    1,670
               Public Education, Ser. B, GO, 5.25%, 06/01/12
       2,000   Florida State Department of Corrections,                                                             2,058
               Okeechobee Correctional Facility, COP, AMBAC,
               6.00%, 03/01/08
      30,000   Orlando Utilities Commission, Water & Electric,                                                     31,605
               Multi-Modal, Ser. A, Rev., Adj., 4.10%, 10/01/23
       3,065   Volusia County, Gas Tax, Rev., FSA, 5.00%,                                                           3,346
               10/01/15
                                                                                                       ------------------
                                                                                                                   42,946
               GEORGIA -- 1.6%
       1,720   Forsyth County School District, GO, 5.00%,                                                           1,886
               07/01/12
       2,630   Fulton County School District, GO, 6.38%,                                                            3,171
               05/01/14
       1,250   Georgia Municipal Electric Authority, Power, Ser. A,                                                 1,430
               Rev., 6.50%, 01/01/12
       5,000   Georgia Municipal Electric Authority, Power, Ser.                                                    5,645
               DD, Rev., MBIA-IBC, 7.00%, 01/01/08
       3,000   Georgia State, Ser. B, GO, 6.30%, 03/01/10                                                           3,475
       2,500   Gwinnette County School District, Ser. B, GO,                                                        2,791
               6.40%, 02/01/08
       5,000   Metropolitan Atlanta Rapid Transportation Authority,                                                 5,866
               Ser. P, Rev., AMBAC, 6.25%, 07/01/11
                                                                                                       ------------------
                                                                                                                   24,264
               HAWAII -- 0.1%
       2,000   Honolulu City & County, Ser. A, GO, 7.35%,                                                           2,156
               07/01/06
               ILLINOIS -- 4.7%
       1,500   Chicago Metropolitan Water Reclamation District,                                                     1,699
               Capital Improvement Bonds, GO, (p), 7.00%,
               01/01/08

      10,000   Chicago Metropolitan Water Reclamation District,                                                    11,290
               Capital Improvement Bonds, GO, (p), 5.50%,
               12/01/12
      10,025   Chicago Metropolitan Water Reclamation District,                                                    11,194
               GO, 5.50%, 12/01/09
       1,245   Chicago Park District, Harbor Facilities, Rev., (p),                                                 1,288
               5.38%, 01/01/06
       5,000   Chicago, Illinois, Ser. A, GO, (p), FGIC, 6.75%,                                                     5,982
               07/01/10
       2,753   Illinois Development Finance Authority, IDR, 4.90%,                                                  2,776
               06/01/10 (i)
          66   Illinois Development Finance Authority, IDR, Rev.,                                                      67
               4.90%, 08/01/28 (i)
       2,585   Illinois Finance Authority, DePaul University, Ser.                                                  2,816
               A, Rev., 5.38%, 10/01/15
       1,665   Illinois Health Facilities Authority, Rev., 6.63%,                                                   1,883
               02/15/12
       3,770   Illinois Health Facilities Authority, Riverside Health                                               4,327
               Systems, Rev., 6.75%, 11/15/10
      13,000   Illinois State, 1st Ser., GO, MBIA, 5.25%, 04/01/11                                                 14,429
       2,000   Illinois State, GO, (p),  MBIA, 5.25%, 06/01/08                                                      2,206
       5,000   Illinois State, Ser. A, GO, 5.00%, 03/01/19                                                          5,304
          50   Metropolitan Pier & Exposition Authority, Dedicated                                                     55
               State Tax, Ser. A-2002, Rev., 8.50%, 06/15/06
       1,330   Metropolitan Pier & Exposition Authority, Dedicated                                                  1,455
               State Tax, Ser. A-2002, Rev., (p), 8.50%, 06/15/06
       1,000   Regional Transportation Authority, Ser. B, GO,                                                       1,188
               AMBAC, 6.40%, 06/01/12
       2,810   Regional Transportation Authority, Ser. D, Rev.,                                                     3,178
               FGIC, 7.75%, 06/01/07
                                                                                                       ------------------
                                                                                                                   71,137
               INDIANA -- 0.7%
      10,490   Indiana Housing Finance Authority, Single Family                                                    11,000
               Mortgage, Ser. B-2, Rev., 4.00%, 01/01/34
               IOWA -- 0.5%
       2,095   Iowa Finance Authority, Hospital Facilities, Rev.,                                                   2,325
               6.75%, 02/15/15
       2,385   Iowa Finance Authority, Hospital Facilities, Rev.,                                                   2,630
               6.75%, 02/15/16
       2,440   Iowa Finance Authority, Hospital Facilities, Rev.,                                                   2,690
               6.75%, 02/15/17
                                                                                                       ------------------
                                                                                                                    7,645
               KENTUCKY -- 0.8%
       5,905   Kentucky State Property & Buildings Commission,                                                      6,504
               Project No. 69, Ser. A, Rev., (p), FSA, 5.00%,
               08/01/11
       4,905   Kentucky Turnpike Authority, Economic                                                                5,394
               Development, Revitalization Projects, Ser. B, Rev.,
               FSA, 5.00%, 07/01/12
                                                                                                       ------------------
                                                                                                                   11,898
               MARYLAND -- 1.3%
       1,000   Maryland State Health & Higher Educational                                                           1,073
               Facilities Authority, Lifebridge Health, Ser. A, Rev.,
               5.00%, 07/01/10
         500   Maryland State Health & Higher Educational                                                             536
               Facilities Authority, Lifebridge Health, Ser. A, Rev.,
               5.00%, 07/01/11
       1,000   Maryland State Health & Higher Educational                                                           1,073
               Facilities Authority, Lifebridge Health, Ser. A, Rev.,
               5.00%, 07/01/12
       1,250   Maryland State Health & Higher Educational                                                           1,323
               Facilities Authority, Lifebridge Health, Ser. A, Rev.,
               5.25%, 07/01/20

       3,000   Maryland State Stadium Authority, Lease,                                                             3,070
               Convention Center Expansion, Rev., AMBAC, 5.75%,
               12/15/08
       3,000   Maryland State Stadium Authority, Lease,                                                             3,071
               Convention Center Expansion, Rev., AMBAC, 5.80%,
               12/15/09
       8,687   Maryland State, Tax Exempt Master Lease, 5.19%,                                                      9,247
               07/01/16 (i)
                                                                                                       ------------------
                                                                                                                   19,393
               MASSACHUSETTS -- 6.2%
       5,650   Massachusetts Bay Transportation Authority,                                                          6,401
               General Transportation Systems, Ser. A, Rev.,
               7.00%, 03/01/08
       2,045   Massachusetts Bay Transportation Authority,                                                          2,322
               General Transportation Systems, Ser. A, Rev., MBIA,
               5.50%, 03/01/14
       7,225   Massachusetts Bay Transportation Authority, Sales                                                    7,988
               Tax, Ser. A, Rev., 5.25%, 07/01/10
       6,750   Massachusetts Health & Educational Facilities                                                        7,130
               Authority, Harvard University, Ser. Z, Rev., 5.00%,
               01/15/07
       1,420   Massachusetts State College Building Authority,                                                      1,758
               Ser. A, Rev., 7.50%, 05/01/11
      10,000   Massachusetts State Turnpike Authority, Ser. A,                                                     10,854
               Rev., (p), 5.00%, 01/01/13
       7,275   Massachusetts State Water Pollution Abatement,                                                       8,251
               MWRA Program, Sub Ser. A, Rev., 6.00%, 08/01/15
       2,225   Massachusetts State Water Pollution Abatement,                                                       2,560
               MWRA Program, Sub Ser. A, Rev., (p), 6.00%,
               08/01/09
       2,000   Massachusetts State Water Resources Authority,                                                       2,273
               Ser. A, Rev., FSA, 5.50%, 08/01/13
       3,000   Massachusetts State Water Resources Authority,                                                       3,376
               Ser. C, Rev., FGIC, 5.25%, 12/01/15
       3,200   Massachusetts State, CONS, Ser. C, GO, (p),                                                          3,587
               5.25%, 08/01/13
      18,545   Massachusetts State, Federal Highway, Ser. A,                                                       20,805
               Rev., GAN, FSA, 5.75%, 12/15/12
       1,000   Southeastern Massachusetts University Building                                                       1,036
               Authority, Ser. A, Rev., AMBAC, (p), 5.90%,
               05/01/05
       1,210   Southeastern Massachusetts University Building                                                       1,253
               Authority, Ser. A, Rev., AMBAC, (p), 5.90%,
               05/01/05
       3,460   University of Massachusetts Building Authority,                                                      3,852
               Ser. 04-1, Rev., AMBAC, 5.38%, 11/01/17
       1,790   University of Massachusetts Building Authority,                                                      1,987
               Ser. 04-1, Rev., AMBAC, 5.38%, 11/01/18
       3,145   University of Massachusetts Building Authority,                                                      3,482
               Ser. 04-1, Rev., AMBAC, 5.38%, 11/01/19
       2,000   University of Massachusetts Building Authority,                                                      2,199
               Ser. 04-1, Rev., AMBAC, 5.38%, 11/01/20
       1,000   University of Massachusetts Building Authority,                                                      1,099
               Ser. 04-1, Rev., AMBAC, 5.38%, 11/01/21
                                                                                                       ------------------
                                                                                                                   92,213
               MICHIGAN -- 5.4%
       3,910   Grand Rapids, Michigan, Water Supply, Rev.,                                                          4,408
               FGIC, 5.75%, 01/01/13
      13,050   Michigan State Hospital Finance Authority,                                                          15,165
               Ascension Health Credit, Ser. A, Rev., (p), MBIA,
               6.25%, 11/15/09
      10,000   Michigan State Hospital Finance Authority,                                                          10,561
               Ascension Health Credit, Ser. B, Rev., Adj., 5.30%,
               11/15/33

       3,755   Michigan State Hospital Finance Authority, Trinity                                                   3,878
               Health, Ser. A, Rev., 5.50%, 12/01/05
       4,160   Michigan State Hospital Finance Authority, Trinity                                                   4,680
               Health, Ser. A, Rev., 6.00%, 12/01/11
       4,405   Michigan State Hospital Finance Authority, Trinity                                                   4,955
               Health, Ser. A, Rev., 6.00%, 12/01/12
      10,750   Michigan State Trunk Line, Ser. A, Rev., 5.25%,                                                     11,979
               11/01/13
       3,565   Michigan State Underground Storage Tank Financial                                                    3,780
               Assurance Authority, Ser. I, Rev., AMBAC, (p),
               5.75%, 05/01/06
      16,000   Monroe County Economic Development Corp.,                                                           17,073
               Limited Obligation, Detroit Edison Co., Ser. CC,
               Rev., Adj. AMBAC, 4.65%, 10/01/24
       3,780   Wayne Charter County, Detroit Metropolitan,                                                          4,073
               Wayne Charter Airport, Ser. A, Rev., MBIA, 5.50%,
               12/01/07
                                                                                                       ------------------
                                                                                                                   80,552
               MINNESOTA -- 1.0%
       5,000   University of Minnesota, Ser. A, Rev., 5.75%,                                                        5,668
               07/01/10
       8,000   University of Minnesota, Ser. A, Rev., 5.75%,                                                        9,278
               07/01/15
                                                                                                       ------------------
                                                                                                                   14,946
               MISSISSIPPI -- 1.2%
       4,000   Mississippi State, Capital Improvements Issue, Ser.                                                  4,250
               I, GO, (p), 5.50%, 11/01/06
       2,000   Mississippi State, GO, 5.75%, 12/01/12                                                               2,298
      10,745   Mississippi State, GO, (p), 6.20%, 02/01/08                                                         11,878

                                                                                                       ------------------
                                                                                                                   18,426
               MISSOURI -- 2.5%
       3,200   Clay County Public School District No. 53., Liberty,                                                 3,463
               Missouri, Direct Deposit Program, GO, FSA, 5.25%,
               03/01/22
       2,500   Clay County Public School District No. 53., Liberty,                                                 2,691
               Missouri, Direct Deposit Program, GO, FSA, 5.25%,
               03/01/23
       8,970   Missouri Housing Development Commission,                                                             9,640
               Homeowner Loan Program, Single Family Mortgage,
               Ser. B-1, Rev., Adj., 5.38%, 09/01/34
      14,545   Missouri Housing Development Commission,                                                            15,354
               Homeowner Loan Program, Single Family Mortgage,
               Ser. C-1, Rev., Adj., 4.80%, 09/01/34
       1,105   Missouri State Environmental Improvement &                                                           1,253
               Energy Resources Authority, State Revolving Funds
               Program, Ser. B, Rev., 5.50%, 07/01/12
       3,730   Missouri State Health & Educational Facilities                                                       4,123
               Authority, Park Lane Medical Center, Ser. A, Rev.,
               (p), MBIA, 5.60%, 01/01/15
       1,265   Missouri State Health & Educational Facilities                                                       1,391
               Authority, University of Missouri, Columbia Arena
               Project, Rev., 5.00%, 11/01/11
                                                                                                       ------------------
                                                                                                                   37,915
               NEBRASKA -- 0.3%
       4,725   NEBHELP, Inc., Sub Ser. A-5B, Rev., MBIA, 6.20%,                                                     5,036
               06/01/13
               NEVADA -- 0.7%
       8,200   Clark County School District, Ser. A, GO, MBIA,                                                      9,902
               7.00%, 06/01/11
               NEW JERSEY -- 4.9%
       3,245   Elizabeth, New Jersey, GO, AMBAC, 6.25%,                                                             3,405
               08/15/08

       8,000   Garden State Preservation Trust, Open Space &                                                        8,751
               Farmland, Ser. A, Rev., FSA, 5.80%, 11/01/21
       8,000   Garden State Preservation Trust, Open Space &                                                        8,724
               Farmland, Ser. A, Rev., FSA, 5.80%, 11/01/23
       7,500   New Jersey Economic Development Authority,                                                           7,796
               Cigarette Tax, Rev., 5.63%, 06/15/17
      15,395   New Jersey Economic Development Authority,                                                          16,939
               Motor Vehicles, Ser. A, Rev., MBIA, 5.25%,
               07/01/16
       3,225   New Jersey State Turnpike Authority, Rev., (p),                                                      3,551
               5.70%, 05/01/13
       2,930   New Jersey State Turnpike Authority, Ser. G, Rev.,                                                   3,114
               (p), 5.75%, 01/01/09
      10,000   New Jersey State, GO, 5.50%, 05/01/07                                                               10,710
       4,570   New Jersey Transportation Trust Fund Authority,                                                      5,256
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15
       4,370   New Jersey Transportation Trust Fund Authority,                                                      4,537
               Transportation Systems, Ser. B, Rev., MBIA, 5.50%,
               06/15/09
                                                                                                       ------------------
                                                                                                                   72,783
               NEW MEXICO -- 0.6%
       5,295   New Mexico Mortgage Finance Authority, Single                                                        5,648
               Family Mortgage, Ser. A-2, Rev., 5.25%, 03/01/34
       2,935   New Mexico Mortgage Finance Authority, Single                                                        3,194
               Family Mortgage, Ser. D, Rev., Adj., 6.13%,
               09/01/33
                                                                                                       ------------------
                                                                                                                    8,842
               NEW YORK -- 13.0%
      12,405   Battery Park City Authority, Ser. A, Rev., 5.25%,                                                   13,813
               11/01/14
       1,500   Long Island Power Authority, Electric Systems, Ser.                                                  1,726
               A, Rev., (p), FSA, 5.50%, 12/01/13
      22,630   Metropolitan Transportation Authority, Service                                                      25,622
               Contract, Ser. A, Rev., 5.50%, 07/01/17
      24,000   New York City Transitional Finance Authority,                                                       26,844
               Future Tax Secured, Ser. A, Rev., Adj., 5.50%,
               11/01/26
       6,055   New York City, New York, Ser. B, GO, (p), 5.50%,                                                     6,885
               12/01/11
      11,500   New York City, New York, Ser. G, GO, 5.50%,                                                         12,657
               08/01/09
       6,300   New York Convention Center Operating Corp., Yale                                                     6,507
               Building Acquisition Project, COP, 5.25%, 06/01/08
       5,035   New York State Dormitory Authority, City                                                             5,624
               University Systems, 4th Generation, Ser. A, Rev.,
               FGIC, 5.25%, 07/01/13
       4,025   New York State Dormitory Authority, State                                                            4,562
               University Educational Facilities, Ser. A, Rev., FGIC,
               5.50%, 05/15/13
       1,500   New York State Dormitory Authority, State                                                            1,700
               University Educational Facilities, Ser. A, Rev., FSA,
               5.50%, 05/15/13
       5,242   New York State Dormitory Authority, State                                                            5,269
               University of New York, Stoney Brook University,
               Rev., 3.92%, 03/27/07 (i)
       8,055   New York State Environmental Facilities Corp., New                                                   8,835
               York City Municipal Project, Clean Water & Drinking,
               State Revolving Funds, Sub Ser. E, Rev., 5.38%,
               07/15/19
       3,345   New York State Environmental Facilities Corp., New                                                   3,734
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/13

       6,600   New York State Environmental Facilities Corp., New                                                   7,271
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/16
       5,040   New York State Environmental Facilities Corp., New                                                   5,584
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/16
       7,745   New York State Environmental Facilities Corp., New                                                   8,532
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/17
       8,325   New York State Environmental Facilities Corp., New                                                   9,125
               York City Municipal Water Project, Clean Water &
               Drinking, State Revolving Funds, Ser. D, Rev.,
               5.38%, 06/15/18
       2,125   New York State Environmental Facilities Corp.,                                                       2,163
               Solid Waste Disposal, Waste Management, Inc.
               Project, Ser. A, Rev., 4.45%, 07/01/17
       4,115   New York State Housing Finance Agency, Housing                                                       4,218
               Project Mortgage, Ser. A, Rev., FSA, 5.40%,
               11/01/05
       3,950   New York State Thruway Authority, Highway &                                                          4,370
               Bridge Trust Fund, Ser. A, Rev., FGIC, 5.25%,
               04/01/10
       5,000   New York State Thruway Authority, Local Highway                                                      5,369
               & Bridge, Service Contract, Rev., 5.10%, 04/01/08
      10,000   New York State Thruway Authority, Local Highway                                                     10,741
               & Bridge, Service Contract, Rev., 5.20%, 04/01/09
       5,000   New York State, Ser. B, GO, 5.70%, 08/15/10                                                          5,167
       6,650   Sales Tax Asset Receivables Corp., Ser. A, Rev.,                                                     7,299
               MBIA, 5.25%, 10/15/19
                                                                                                       ------------------
                                                                                                                  193,617
               NORTH CAROLINA -- 2.0%
       2,000   Cabarrus County, Installment Financing Contract,                                                     2,264
               COP, 5.75%, 04/01/11
       2,000   Cabarrus County, Installment Financing Contract,                                                     2,295
               COP, 5.75%, 04/01/12
       9,155   North Carolina Municipal Power Agency No. 1,                                                        10,093
               Catawba Electric, Rev., AMBAC, 6.00%, 01/01/08
       8,900   North Carolina Municipal Power Agency No. 1,                                                         9,207
               Catawba Electric, Ser. B, Rev., 6.13%, 01/01/06
       6,275   North Carolina Municipal Power Agency No. 1,                                                         6,698
               Catawba Electric, Ser. B, Rev., 6.25%, 01/01/07
                                                                                                       ------------------
                                                                                                                   30,557
               NORTH DAKOTA -- 0.5%
       7,055   North Dakota State Housing Finance Agency,                                                           7,248
               Housing Finance Program, Ser. C, Rev., 5.55%,
               01/01/31
               OHIO -- 3.6%
      10,000   Butler County Transportation Improvement District,                                                  10,612
               Ser. A, Rev., FSA, 5.13%, 04/01/17
       6,000   Columbus, Ohio, Ser. 1, GO, 5.50%, 11/15/06                                                          6,383
       4,000   Montgomery County, Solid Waste, Rev., MBIA,                                                          4,193
               5.50%, 11/01/10
       9,990   Ohio Housing Finance Agency, Residential Mortgage                                                   10,341
               Backed Securities, Ser. A, Rev., 5.00%, 09/01/31
       1,855   Ohio State Water Development Authority, Rev., (p),                                                   2,147
               9.38%, 12/01/10
       9,810   Ohio State, Higher Education Capital Facilities, Ser.                                               10,763
               II-A, Rev., AMBAC, 5.00%, 08/01/11
       3,200   Ohio State, Infrastructure Improvement, Ser. D,                                                      3,432
               GO, 5.00%, 03/01/17
       3,360   Ohio State, Infrastructure Improvement, Ser. D,                                                      3,588
               GO, 5.00%, 03/01/18

       2,530   Ohio State, Infrastructure Improvement, Ser. D,                                                      2,688
               GO, 5.00%, 03/01/19
                                                                                                       ------------------
                                                                                                                   54,147
               OKLAHOMA -- 0.5%
       6,730   Oklahoma Housing Finance Agency, Single Family                                                       7,038
               Mortgage, Ser. B-1, Rev., Adj., 4.88%, 09/01/33
               OREGON -- 0.2%
       3,000   Oregon State Department of Transportation,                                                           3,424
               Highway User Tax, Ser. A, Rev., (p), 5.50%,
               11/15/12
               PENNSYLVANIA -- 2.3%
      14,747   Pennsylvania Higher Education, 4.64%, 04/30/09                                                      15,002
               (i)
      11,050   Pennsylvania Housing Finance Agency, Single                                                         11,561
               Family Housing, Ser. 73-A, Rev., 5.25%, 04/01/33
       2,800   Pennsylvania State Higher Educational Facilities                                                     2,912
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 6.00%, 01/01/06
       2,000   Pennsylvania State Higher Educational Facilities                                                     2,099
               Authority, University of Pennsylvania, Health
               Services, Ser. A, Rev., 6.00%, 01/01/07
       3,500   Philadelphia Authority, IDR, Rev., 2.15%, 01/01/18                                                   3,437
               (i)
                                                                                                       ------------------
                                                                                                                   35,011
               PUERTO RICO -- 0.4%
       5,500   Puerto Rico Commonwealth, GO, MBIA-IBC, 5.50%,                                                       6,124
               07/01/09
               SOUTH CAROLINA -- 4.1%
       4,105   Charleston Educational Excellence Finance Corp.,                                                     4,426
               Charleston County School District Project, Rev.,
               5.00%, 12/01/14
       5,500   Charleston Educational Excellence Finance Corp.,                                                     5,833
               Charleston County School District Project, Rev.,
               5.00%, 12/01/16
       4,500   Charleston Educational Excellence Finance Corp.,                                                     4,743
               Charleston County School District Project, Rev.,
               5.00%, 12/01/17
       2,500   Charleston Educational Excellence Finance Corp.,                                                     2,620
               Charleston County School District Project, Rev.,
               5.00%, 12/01/18
       6,645   Piedmont Municipal Power Agency, Electric, Rev.,                                                     8,522
               (p), FGIC, 6.75%, 01/01/20 @
       1,000   Piedmont Municipal Power Agency, Electric, Rev.,                                                     1,111
               (p), MBIA, 6.20%, 01/01/08
       7,855   Piedmont Municipal Power Agency, Electric, Rev.,                                                    10,045
               FGIC, 6.75%, 01/01/20 @
         500   Piedmont Municipal Power Agency, Electric, Rev.,                                                       639
               FGIC, 6.75%, 01/01/20
       5,500   South Carolina Jobs & Economic Development                                                           6,456
               Authority, Hospital Facilities Improvement, Palmetto
               Health Alliance, Ser. A, Rev., (p), 7.00%, 12/15/10
       3,000   South Carolina Jobs & Economic Development                                                           3,634
               Authority, Hospital Facilities Improvement, Palmetto
               Health Alliance, Ser. A, Rev., (p), 7.13%, 12/15/10
       2,960   South Carolina State Housing Finance &                                                               2,960
               Development Authority, Ser. A, Rev., AMBAC,
               3.60%, 07/01/33
      10,310   South Carolina State, State School Facilities, Ser. A,                                              10,576
               GO, 4.25%, 01/01/15
                                                                                                       ------------------
                                                                                                                   61,565
               TENNESSEE -- 0.9%
       3,320   Knox County, Public Improvement, GO, (p), 6.00%,                                                     3,735
               05/01/08

       3,500   Knox County, Public Improvement, GO, (p), 6.00%,                                                     3,938
               05/01/08
       5,335   Tennergy Corp., Gas, Rev., MBIA, 5.00%,                                                              5,788
               06/01/09
                                                                                                       ------------------
                                                                                                                   13,461
               TEXAS -- 11.9%
       3,205   Alvin Independent School District, 3.60%, 02/15/22                                                   3,204
               + (i)
       3,375   Alvin Independent School District, 3.60%, 02/15/23                                                   3,374
               + (i)
       3,550   Alvin Independent School District, 4.00%, 02/15/24                                                   3,583
               + (i)
       3,735   Alvin Independent School District, 4.00%, 02/15/25                                                   3,770
               + (i)
       2,945   Arlington Independent School District, GO, 4.75%,                                                    2,979
               02/15/21
      10,000   Austin Independent School District, GO, 5.00%,                                                      10,965
               08/01/11
       2,000   Austin Independent School District, Public Property                                                  2,161
               Finance Contractual Obligation, GO, MBIA, 5.25%,
               02/01/08
       5,255   Austin, Texas, Utility Systems, Rev., MBIA-IBC,                                                      5,610
               5.80%, 11/15/06
      18,495   Beaumont Water & Sewer, Rev., 3.50%, 09/01/23                                                       18,597
               (i)
       1,305   Dallas County Flood Control District, GO, (p),                                                       1,583
               9.25%, 04/01/08
       6,200   Dallas, Texas, Civic Center, Improvement, Rev.,                                                      6,647
               MBIA, 5.25%, 08/15/07
       8,675   Houston, Texas, Ser. A, GO, 5.50%, 03/01/08                                                          9,427
      15,000   Houston, Texas, Utility System, First Lien, Ser. A,                                                 16,133
               Rev., FSA, 5.25%, 05/15/22
       5,000   Humble Independent School District, Ser. C, GO,                                                      3,001
               0.00%, 02/15/16
       5,880   Humble Independent School District, Ser. C, GO,                                                      3,336
               0.00%, 02/15/17
       1,520   Katy Independent School District, Ser. A, GO,                                                        1,662
               5.00%, 02/15/11
       1,000   Laredo Independent School District, Public Facilities,                                               1,050
               Lease, Ser. A, Rev., ABMAC, 5.00%, 08/01/19
         500   Laredo Independent School District, Public Facilities,                                                 500
               Lease, Ser. C, Rev., ABMAC, 5.00%, 08/01/29
       5,875   Lubbock Health Facilities Development Corp., St.                                                     6,280
               Joseph Health Systems, Rev., 5.25%, 07/01/11
       7,500   Pearland Independent School District, 4.27%,                                                         7,525
               02/15/25 (i)
       7,500   Pearland Independent School District, Unlimited Tax,                                                 7,525
               4.27%, 02/15/24 (i)
       2,505   Richardson Independent School District, GO, 5.00%,                                                   2,611
               02/15/22
       2,640   San Antonio, Texas, General Improvement, GO,                                                         2,674
               FSA, 4.75%, 02/01/23
      10,000   Texas Department of Housing & Community                                                             10,547
               Affairs, Single Family Mortgage, Ser. A, Rev., FSA,
               5.00%, 03/01/35
      10,360   Texas State Department of Housing & Community                                                       10,911
               Affairs, Residential Mortgage, Ser. A, Rev., 4.75%,
               01/01/25
       7,500   Texas State, Ser. A, GO, 6.00%, 10/01/09                                                             8,518
       4,700   Texas Water Development Board, State Revolving                                                       5,001
               Fund, Senior Lien, Ser. A, Rev., 5.00%, 07/15/07
       3,000   Texas Water Development Board, State Revolving                                                       3,249
               Fund, Senior Lien, Ser. A, Rev., 5.25%, 07/15/09
       1,000   Texas Water Development Board, State Revolving                                                       1,108
               Fund, Senior Lien, Ser. A, Rev., 5.63%, 07/15/11
       3,175   Texas Water Development Board, State Revolving                                                       3,420
               Fund, Senior Lien, Ser. B, Rev., 5.25%, 07/15/08

       7,385   Tomball Independent School District, Ser. B, 3.45%,                                                  7,482
               02/15/26 (i)
       3,270   Tomball Independent School District, U.T.                                                            3,271
               Schoolhouse, 2.68%, 02/15/23 (i)
                                                                                                       ------------------
                                                                                                                  177,704
               UTAH -- 0.5%
       3,800   Intermountain Power Agency, Utah Power Supply,                                                       4,415
               Ser. B, Rev., MBIA, 6.50%, 07/01/10
          10   Salt Lake City, Utah, GO, 5.50%, 06/15/11                                                               11
       2,840   Salt Lake City, Utah, GO, (p), 5.50%, 06/15/10                                                       3,190

                                                                                                       ------------------
                                                                                                                    7,616
               VERMONT -- 0.3%
       4,100   Burlington, Vermont, Electric, Ser. A, Rev., MBIA,                                                   4,693
               6.38%, 07/01/09
               VIRGIN ISLANDS -- 0.7%
       2,500   Virgin Islands Public Finance Authority, Gross                                                       2,666
               Receipts, Tax Lien Notes, Ser. A, Rev., 5.63%,
               10/01/10
       5,000   Virgin Islands Public Finance Authority, Senior Lien,                                                5,211
               Fund Lien Notes, Ser. C, Rev., 5.50%, 10/01/06
       3,070   Virgin Islands Water & Power Authority, Electric                                                     3,221
               Systems, Rev., 5.25%, 07/01/07
                                                                                                       ------------------
                                                                                                                   11,098
               VIRGINIA -- 1.5%
      20,355   Virginia Commonwealth Transportation Board,                                                         22,491
               Federal Highway Reimbursement Anticipation Note,
               Rev., 5.50%, 10/01/08
               WASHINGTON -- 4.0%
      34,000   Energy Northwest, Washington Electric, Columbia                                                     37,655
               Generating Station, Ser. B, Rev., MBIA, 5.50%,
               07/01/18
      13,995   Grant County Public Utility District No. 2, Electric,                                               15,397
               Ser. H, Rev., FSA, 5.38%, 01/01/15
         115   Washington Public Power Supply System, Nuclear                                                         124
               Project No. 2, Ser. A, Rev., 7.25%, 07/01/06
       1,885   Washington Public Power Supply System, Nuclear                                                       2,030
               Project No. 2, Ser. A, Rev., (p), 7.25%, 07/01/06
       4,500   Washington State, Ser. B & AT-7, GO, 6.40%,                                                          5,426
               06/01/17
                                                                                                       ------------------
                                                                                                                   60,632
               WISCONSIN -- 2.5%
       2,350   Milwaukee County, Corporate Purpose, Ser. A, GO,                                                     2,591
               5.63%, 09/01/10
       6,250   Wisconsin Health & Educational Facilities Authority,                                                 6,704
               Ser. 1999-C, Rev., 5.70%, 05/01/14 (i)
       6,250   Wisconsin Health & Educational Facilities Authority,                                                 6,762
               Ser. 1999-D, Rev., 5.95%, 05/01/19 (i)
       1,000   Wisconsin State, GO, 6.25%, 05/01/12                                                                 1,175
       2,775   Wisconsin State, Ser. 1, GO, 5.00%, 11/01/07                                                         2,969
       6,275   Wisconsin State, Ser. 1, GO, 5.50%, 11/01/11                                                         7,072
       4,770   Wisconsin State, Ser. 1, GO, MBIA, 5.00%,                                                            5,232
               05/01/11
       4,450   Wisconsin State, Ser. 3, GO, 5.20%, 11/01/09                                                         4,892
                                                                                                       ------------------
                                                                                                                   37,397

               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                            1,454,115
               (Cost $1,381,436)
               ----------------------------------------------------------------------------------------------------------

               SHORT - TERM INVESTMENTS - 3.9%

               MUNICIPAL SECURITIES -- 0.3%
               CALIFORNIA -- 0.0%^
         200   Irvine Ranch Water District, Capital Improvement                                                       200
               Project, COP, FRDO, 1.62%, 12/01/04
         100   Irvine Ranch Water District, Improvement District                                                      100
               No. 182, Ser. A, GO, FRDO, 1.62%, 12/01/04
                                                                                                       ------------------
                                                                                                                      300
               MULTIPLE STATES -- 0.3%
       3,783   Puttable Floating Option Tax-Exempt Receipts,                                                        3,783
               FLOATS, Ser. PPT-34, FRDO, 2.07%, 12/02/04
               NEW YORK -- 0.0%^
         100   Port Authority of New York & New Jersey, Special                                                       100
               Obligation, Versatile Structure Obligation, Ser. 6,
               Rev., FRDO, 1.66%, 12/01/04

               ----------------------------------------------------------------------------------------------------------
               Total Municipal Securities                                                                           4,183
               (Cost $4,183)
               ----------------------------------------------------------------------------------------------------------

   SHARES
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 3.6%
               UNITED STATES -- 3.6%
      54,293   JPMorgan Tax Free Money Market Fund (a)                                                             54,293
               (Cost $54,293)

               ----------------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                        58,476
               (Cost $58,476)
               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.8%                                                             $        1,512,591
               (COST $1,439,912)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8)%                                                    (12,552)

-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $        1,500,039
-------------------------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $1,500,039.

SWAP CONTRACTS

                                                                  UNDERLYING        UNREALIZED
                                                   EXPIRATION      NOTIONAL        APPRECIATION
DESCRIPTIONS                                          DATE           VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital
Services, semi-annual payment of 3.057% and
semi-annual receipt of weekly average BMA index     07/01/11      $   17,250        $     168

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                              GROSS                      GROSS                   NET UNREALIZED
  AGGREGATE                 UNREALIZED                 UNREALIZED                 APPRECIATION
    COST                   APPRECIATION               DEPRECIATION               (DEPRECIATION)
------------------------------------------------------------------------------------------------
$   1,439,912              $     74,760               $     (2,081)              $       72,679

ABBREVIATIONS:

(p) - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
^         Amount rounds to less than 0.1%.
+       - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
@       - Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)     - Security is considered illiquid and may be difficult to sell.
Adj.    - Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at November 30, 2004.
AMBAC   - American Municipal Bond Assurance Corp.
CONS    - Consolidated Bonds.
COP     - Certificates of Participation.
FGIC    - Financial Guaranty Insurance Co.
FLOATS  - Floating Auction Tax Exempts.
FRDO    - Floating Rate Demand Obligation.  The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at November 30, 2004.
FSA     - Financial Security Assurance.
GAN     - Grant Anticipation Note.
GO      - General Obligation Bond.
IBC     - Insured Bond Certificates.
IDR     - Industrial Development Revenue.
MBIA    - Municipal Bond Investors Assurance Corp.
Rev.    - Revenue Bond.
Ser.    - Series.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS - 97.3%

               STATE AND MUNICIPAL OBLIGATIONS -- 97.3%
               ARIZONA -- 0.2%
$        100   Phoenix Civic Improvement Corp., Water Systems,                                         $              105
               Junior Lien, Rev., (p), 5.50%, 07/01/06
               CALIFORNIA -- 2.1%
       1,000   Nevada Union High School District, New Haven,                                                        1,387
               GO, FSA, 12.00%, 08/01/09
               CONNECTICUT -- 0.3%
         180   East Hartford, Connecticut, GO, FGIC, 5.25%,                                                           202
               05/01/15
               KANSAS -- 0.5%
         275   Kansas Development Finance Authority,                                                                  305
               Department of Corrections, El Dorado Unit Project,
               Ser. H, Rev., MBIA, 5.20%, 08/01/11
               MICHIGAN -- 1.7%
         985   Anchor Bay School District, GO, 5.25%, 05/01/15                                                      1,112
               +
               NEW JERSEY -- 75.9%
         140   Atlantic City, New Jersey, Ser. B, GO, MBIA,                                                           146
               4.00%, 08/01/10 +
         450   Atlantic County, Public Facilities Lease Agreement,                                                    524
               COP, FGIC, 6.00%, 03/01/13 +
         180   Audubon School District, GO, MBIA, 4.00%,                                                              188
               10/01/07 +
         205   Audubon School District, GO, MBIA, 4.00%,                                                              215
               10/01/08 +
         410   Bayonne, New Jersey, Ser. B, GO, FSA, 5.00%,                                                           452
               01/15/16 +
         400   Bayonne, New Jersey, Ser. B, GO, FSA, 5.25%,                                                           450
               01/15/18 +
         480   Bayonne, New Jersey, Ser. B, GO, FSA, 5.25%,                                                           540
               01/15/19 +
         505   Bayonne, New Jersey, Ser. B, GO, FSA, 5.50%,                                                           582
               01/15/20
         530   Bayonne, New Jersey, Ser. B, GO, FSA, 5.50%,                                                           609
               01/15/21
         485   Bayonne, New Jersey, Ser. B, GO, FSA, 5.50%,                                                           558
               01/15/22
         100   Cape May County Municipal Utilities Authority,                                                         112
               Sewer, Ser. A, Rev., FSA, 6.00%, 01/01/09
       1,605   Casino Reinvestment Development Authority, Hotel                                                     1,757
               Room Fee, Casino Reinvestment, Rev., AMBAC,
               5.13%, 01/01/17
         100   Delaware River Port Authority, Pennsylvania & New                                                      112
               Jersey, Port District Project, Ser. A, Rev., FSA,
               5.25%, 01/01/12
       1,700   Delaware River Port Authority, Pennsylvania & New                                                    1,880
               Jersey, Port District Project, Ser. B, Rev., FSA,
               5.70%, 01/01/21
         570   Essex County Improvement Authority, County                                                             650
               Correctional Facility Project, Rev., (p), FGIC, 5.75%,
               10/01/10
       1,385   Ewing Township School District, School Bond                                                          1,520
               Resource Fund, GO, (p), FGIC, 5.30%, 08/01/08

       1,010   Freehold Regional High School District, GO, FGIC,                                                    1,113
               5.00%, 03/01/16
         130   Freehold Township Board of Education, GO, MBIA,                                                        143
               5.00%, 02/15/11
       1,000   Garden State Preservation Trust, Open Space &                                                        1,094
               Farmland, Ser. A, Rev., FSA, 5.80%, 11/01/21
         175   Gloucester County Improvement Authority, County                                                        199
               Guaranteed, Ser. A, Rev., (p), MBIA, 5.70%,
               08/01/10
         100   Gloucester County Improvement Authority, County                                                        111
               Guaranteed, Ser. A, Rev., MBIA, 5.35%, 08/01/09
         320   Gloucester County Improvement Authority, Ser. B,                                                       364
               Rev., (p), FSA, 5.80%, 12/01/09
         180   Gloucester County Improvement Authority, Ser. C,                                                       205
               Rev., (p), FSA, 5.80%, 12/01/09
         500   Gloucester Township Board of Education, GO, MBIA,                                                      535
               4.50%, 08/01/10
         160   Gloucester Township Board of Education, GO, MBIA,                                                      176
               5.00%, 08/01/12
       1,220   Hillsborough Township School District, GO, FSA,                                                      1,387
               5.38%, 10/01/14
         110   Howell Township, GO, MBIA, 5.00%, 01/01/09                                                             119
       1,425   Hudson County, COP, MBIA, 7.00%, 12/01/12                                                            1,749
       1,500   Hudson County, COP, MBIA, 6.25%, 12/01/14                                                            1,785
         175   Irvington Township, Ser. B, GO, FSA, 5.00%,                                                            190
               08/01/08
         200   Jersey City Municipal Utilities Authority, Rev., FSA,                                                  224
               5.25%, 12/01/12
         210   Jersey City, New Jersey, School Improvement,                                                           241
               School Board Fund, Ser. A, GO, 6.25%, 10/01/09
         475   Jersey City, New Jersey, School Improvement,                                                           532
               School Board Fund, Ser. B, GO, AMBAC, 5.25%,
               03/01/14
       1,000   Lenape Regional High School District, GO, FGIC,                                                      1,077
               5.00%, 04/01/17
         170   Long Hill Township, GO, 5.15%, 08/15/07                                                                182
         380   Lopatcong Township Board of Education, GO, (p),                                                        430
               FSA, 5.63%, 07/15/10
         400   Lopatcong Township Board of Education, GO, (p),                                                        454
               FSA, 5.70%, 07/15/10
         450   Lopatcong Township Board of Education, GO, (p),                                                        511
               FSA, 5.70%, 07/15/10
          55   Lower Township, General Improvement, GO, FSA,                                                           58
               4.25%, 07/15/11
         100   Mainland Regional High School District, School                                                         106
               Board Resource Fund, GO, 5.20%, 11/15/06
         105   Mainland Regional High School District, School                                                         113
               Board Resource Fund, GO, 5.20%, 11/15/07
          60   Mainland Regional High School District, School                                                          66
               Board Resource Fund, GO, 5.25%, 11/15/08
         110   Mainland Regional High School District, School                                                         122
               Board Resource Fund, GO, 5.25%, 11/15/09
          75   Merchantville Board of Education, GO, FSA, 5.00%,                                                       81
               01/15/08
         225   Merchantville Board of Education, GO, FSA, 5.00%,                                                      244
               01/15/09
         160   Middletown Township Board of Education, GO, (p),                                                       174
               MBIA, 5.80%, 08/01/07
       2,500   Middletown Township Board of Education, GO, (p),                                                     2,727
               MBIA, 5.85%, 08/01/07 @
         100   Monroe Township Board of Education Middlesex                                                           110
               County, GO, FGIC, 5.00%, 09/15/10
         100   Morris County, GO, 5.13%, 05/13/10                                                                     110
         375   Mount Olive Township Board of Education, GO,                                                           393
               MBIA, 4.00%, 07/15/08
         185   Mount Olive Township Board of Education, GO,                                                           194
               MBIA, 4.00%, 07/15/09

         745   Mount Olive Township Board of Education, GO,                                                           778
               MBIA, 4.00%, 07/15/10
       1,800   New Jersey Economic Development Authority,                                                             958
               Capital Appreciation, Motor Vehicles, Ser. R, Rev.,
               MBIA, 0.00%, 07/01/18
       1,060   New Jersey Economic Development Authority, New                                                       1,184
               Jersey Performing Arts Center Project, Ser. A, Rev.,
               AMBAC, 6.00%, 06/15/08
         100   New Jersey Economic Development Authority,                                                             112
               Rev., FSA, 5.50%, 11/15/09
         220   New Jersey Economic Development Authority,                                                             246
               Transportation Project, Sublease, Ser. B, Rev., FSA,
               5.75%, 05/01/09
         720   New Jersey State Educational Facilities Authority,                                                     779
               Capital Improvement Fund, Ser. A, Rev., 5.00%,
               09/01/08
         600   New Jersey State Educational Facilities Authority,                                                     675
               Drew University, Ser. C, Rev., FGIC, 5.25%,
               07/01/18
       1,545   New Jersey State Educational Facilities Authority,                                                   1,677
               Drew University, Ser. C, Rev., MBIA, 5.25%,
               07/01/13
       1,050   New Jersey State Educational Facilities Authority,                                                   1,136
               Higher Education Equipment Leasing Fund, Ser. A,
               Rev., 5.00%, 09/01/08
       1,000   New Jersey State Educational Facilities Authority,                                                   1,111
               Princeton University, Ser. E, Rev., (p), 5.25%,
               07/01/10
         135   New Jersey State Educational Facilities Authority,                                                     144
               Rowan College, Ser. E, Rev., (p), AMBAC, 5.75%,
               07/01/06
         175   New Jersey State Transit Corp., COP, FSA, 5.00%,                                                       190
               10/01/09
         220   New Jersey State Transit Corp., Federal                                                                245
               Transporation Administration Grants, COP, Ser. A,
               AMBAC, 5.63%, 09/15/09
       1,000   New Jersey State Transit Corp., Federal                                                              1,144
               Transportation Administration Grants, COP, Ser. A,
               (p), AMBAC, 6.13%, 09/15/09
         200   New Jersey State Turnpike Authority, Rev., (p),                                                        211
               6.75%, 01/01/09
         250   New Jersey State Turnpike Authority, Rev., (p)                                                         264
               MBIA, 6.75%, 01/01/09
         195   New Jersey State Turnpike Authority, Ser. A, Rev.,                                                     224
               MBIA, 6.00%, 01/01/11
          50   New Jersey State Turnpike Authority, Ser. C, Rev.,                                                      60
               6.50%, 01/01/16
         260   New Jersey State Turnpike Authority, Ser. C, Rev.                                                      315
               (p), 6.50%, 01/01/16
         335   New Jersey State Turnpike Authority, Ser. C, Rev.,                                                     406
               (p), MBIA-IBC, 6.50%, 01/01/16
         105   New Jersey State Turnpike Authority, Ser. C, Rev.,                                                     128
               MBIA-IBC, 6.50%, 01/01/16
         160   New Jersey State, GO, (p), 5.50%, 05/01/10                                                             179
         100   New Jersey State, Ser. D, GO, 6.00%, 02/15/11                                                          115
       1,320   New Jersey Transportation Trust Fund Authority,                                                      1,443
               Ser. A, Rev. (p), 5.00%, 06/15/09
         100   New Jersey Transportation Trust Fund Authority,                                                        105
               Ser. C, Rev., 5.00%, 12/15/06
         400   New Jersey Transportation Trust Fund Authority,                                                        455
               Transportation Systems, Ser. A, Rev., 5.63%,
               06/15/14
       1,000   New Jersey Transportation Trust Fund Authority,                                                      1,158
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/16
         100   New Jersey Transportation Trust Fund Authority,                                                        115
               Transportation Systems, Ser. A, Rev. (p), 6.00%,
               06/15/10

         270   New Jersey Transportation Trust Fund Authority,                                                        310
               Transportation Systems, Ser. A, Rev., (p), 6.00%,
               06/15/16
       1,300   New Jersey Transportation Trust Fund Authority,                                                      1,520
               Transportation Systems, Ser. B, Rev., (p), MBIA,
               6.00%, 12/15/11
         270   New Jersey Wastewater Treatment Trust, Ser. C,                                                         300
               Rev., 6.88%, 06/15/07
       1,000   New Jersey Wastewater Treatment Trust, Ser. D,                                                       1,195
               Rev., MBIA, 7.00%, 07/01/10
         500   Ocean County Utilities Authority, New Jersey                                                           537
               Wastewater, GO, 6.00%, 01/01/07
         275   Passaic County, GO, FSA, 5.00%, 05/01/12                                                               303
         100   Somerset County, GO, 5.10%, 09/15/07                                                                   107
         100   South Brunswick Township Board of Education, GO,                                                       113
               (p), FGIC, 5.63%, 12/01/09
         215   Stony Brook Regional Sewage Authority, Rev.,                                                           238
               5.00%, 12/01/14
       1,005   Summit, New Jersey, School Board Resource Fund,                                                      1,130
               GO, (p), 5.70%, 06/01/09
          35   Summit, New Jersey, School Board Resource Fund,                                                         39
               GO, (p), 5.70%, 06/01/09
         275   Winslow Township Board of Education, Winslow                                                           301
               School District, GO, FGIC, 5.00%, 08/01/10
         250   Winslow Township Board of Education, Winslow                                                           276
               School District, GO, FGIC, 5.00%, 08/01/12
                                                                                                       ------------------
                                                                                                                   49,540
               NEW MEXICO -- 0.2%
         100   New Mexico State Highway Commission, Senior Sub                                                        110
               Lien, Ser. D, Rev., (p), 5.00%, 06/15/12
               NEW YORK -- 3.6%
         530   New York State Dormitory Authority, New York                                                           620
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/16
       1,500   Port Authority of New York & New Jersey, CONS,                                                       1,729
               93rd Ser., Rev., 6.13%, 06/01/94
                                                                                                       ------------------
                                                                                                                    2,349
               PUERTO RICO -- 12.8%
         225   Puerto Rico Commonwealth, GO, MBIA-IBC, 7.00%,                                                         270
               07/01/10
         110   Puerto Rico Commonwealth, Public Improvement,                                                          114
               GO, 5.00%, 07/01/06
         250   Puerto Rico Commonwealth, Public Improvement,                                                          287
               GO, FSA, 5.50%, 07/01/14
         205   Puerto Rico Commonwealth, Public Improvement,                                                          230
               Ser. A, GO, FGIC, 5.25%, 07/01/12
         235   Puerto Rico Commonwealth, Public Improvement,                                                          272
               Ser. A, GO, MBIA, 5.50%, 07/01/16
         140   Puerto Rico Electric Power Authority, Rev., MBIA,                                                      155
               5.00%, 07/01/19
         200   Puerto Rico Electric Power Authority, Ser. NN,                                                         225
               Rev., MBIA, 5.25%, 07/01/21
         230   Puerto Rico Highway & Transportation Authority,                                                        266
               Ser. E, Rev., FSA, 5.50%, 07/01/15
         210   Puerto Rico Highway & Transportation Authority,                                                        243
               Ser. E, Rev., FSA, 5.50%, 07/01/16
       3,000   Puerto Rico Highway & Transportation Authority,                                                      3,180
               Ser. F, Rev., 5.00%, 07/01/07
         380   Puerto Rico Highway & Transportation Authority,                                                        435
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/13
       1,200   Puerto Rico Highway & Transportation Authority,                                                      1,385
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15
         250   Puerto Rico Highway & Transportation Authority,                                                        281
               Ser. X, Rev., 5.50%, 07/01/13

         150   Puerto Rico Highway & Transportation Authority,                                                        173
               Ser. X, Rev., FSA, 5.50%, 07/01/15
         430   Puerto Rico Highway & Transportation Authority,                                                        521
               Ser. Z, Rev., MBIA, 6.25%, 07/01/14
          85   Puerto Rico Public Finance Corp., Commonwealth                                                          97
               Appropriations, Ser. A, AMBAC, 5.38%, 06/01/17
         170   University of Puerto Rico, Ser. O, Rev., MBIA,                                                         191
               5.75%, 06/01/17
                                                                                                       ------------------
                                                                                                                    8,325

               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                               63,435
               (Cost $61,274)
               ----------------------------------------------------------------------------------------------------------

               SHORT - TERM INVESTMENTS - 2.9%

               MUNICIPAL SECURITIES -- 1.5%
               NEW JERSEY -- 1.5%
         500   Municipal Securities Trust Certificates, Ser.                                                          500
               2001-174, Class A, GO, FRDO, 1.72%, 12/01/04
         500   New Jersey State Educational Facilities Authority,                                                     500
               Princeton University, Ser. B, Rev., FRDO, 1.72%,
               12/01/04
                                                                                                       ------------------
                                                                                                                    1,000

               ----------------------------------------------------------------------------------------------------------
               Total Municipal Securities                                                                           1,000
               (Cost $1,000)
               ----------------------------------------------------------------------------------------------------------

   SHARES
-------------------------------------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 1.4%
               UNITED STATES -- 1.4%
         896   JPMorgan Tax Free Money Market Fund (a)                                                                896
               (Cost $896)

               ----------------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                         1,896
               (Cost $1,896)
               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.2%                                                             $           65,331
               (COST $63,170)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2)%                                                       (133)

-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                    $           65,198
-------------------------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $65,198.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                                      NOTIONAL           UNREALIZED
   NUMBER                                                                             VALUE AT          APPRECIATION/
     OF                                                          EXPIRATION           11/30/04         (DEPRECIATION)
  CONTRACTS    DESCRIPTION                                          DATE                (USD)               (USD)
---------------------------------------------------------------------------------------------------------------------
               SHORT FUTURES OUTSTANDING
    (15)       5 Year Treasury Notes                             March, 2005         $  (1,652)          $      26
     (9)       10 Year Treasury Notes                            March, 2005              (997)                  8

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                                 GROSS                         GROSS                      NET UNREALIZED
  AGGREGATE                    UNREALIZED                    UNREALIZED                    APPRECIATION
    COST                      APPRECIATION                  DEPRECIATION                  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
$     63,170                  $      2,383                  $       (222)                 $        2,161

ABBREVIATIONS:

(p) - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
+       - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
@       - Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
AMBAC   - American Municipal Bond Assurance Corp.
CONS    - Consolidated Bonds.
COP     - Certificates of Participation.
FGIC    - Financial Guaranty Insurance Co.
FRDO    - Floating Rate Demand Obligation.  The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at November 30, 2004.
FSA     - Financial Security Assurance.
GO      - General Obligation Bond.
IBC     - Insured Bond Certificates.
MBIA    - Municipal Bond Investors Assurance Corp.
Rev.    - Revenue Bond.
Ser.    - Series.
USD     - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

               JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                         VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS -- 98.1%

               STATE AND MUNICIPAL OBLIGATIONS -- 98.1%
               ARIZONA -- 0.6%
       3,670   Arizona Health Facilities Authority, Catholic                                           $            3,916
               Healthcare West, Ser. A, Rev., 6.13%, 07/01/09 +
               CALIFORNIA -- 0.2%
         630   Lancaster Financing Authority, Tax Allocation,                                                         691
               Redevelopment Projects, Project No. 5 & 6, MBIA,
               5.00%, 02/01/13
         490   Lancaster Financing Authority, Tax Allocation,                                                         537
               Redevelopment Projects, Project No. 5 & 6, MBIA,
               5.00%, 02/01/14
                                                                                                       ------------------
                                                                                                                    1,228
               FLORIDA -- 0.2%
         995   Sunrise Excise Tax & Special Assessment, Utilities                                                   1,130
               Systems, Ser. A, Rev., AMBAC, 5.50%, 10/01/15
               ILLINOIS -- 0.5%
       2,535   Illinois Development Finance Authority, IDR, 5.20%,                                                  2,716
                08/01/28 (i)
         284   Illinois Development Finance Authority, Riverside                                                      304
               Health & Fitness Center Project, Ser. 1998-C, Rev.,
               5.20%, 08/01/28 (i)
                                                                                                       ------------------
                                                                                                                    3,020
               MICHIGAN -- 0.3%
       1,700   Michigan State Hospital Finance Authority,                                                           1,795
               Ascension Health Credit, Ser. B, Rev., Adj., 5.30%,
               11/15/33
               MISSOURI -- 0.3%
       1,925   St. Louis Municipal Finance Corp., Convention                                                        2,161
               Center Project, Rev., AMBAC, 5.25%, 07/15/13
               NEW JERSEY -- 2.1%
         540   Camden County Improvement Authority, County                                                            603
               Guaranteed Lease, Ser. A, Rev., FGIC, 5.25%,
               09/01/13
         750   Gloucester Township Board of Education, GO, MBIA,                                                      825
                5.00%, 08/01/11
         500   Gloucester Township Board of Education, GO, MBIA,                                                      552
                5.00%, 08/01/13
       1,985   Mercer County Improvement Authority, Regional                                                        2,165
               Sludge Project, Rev., FGIC, 5.00%, 12/15/08
       3,500   New Jersey Economic Development Authority,                                                           3,848
               Motor Vehicles, Ser. A, Rev., MBIA, 5.25%,
               07/01/15
       2,500   New Jersey Economic Development Authority,                                                           2,742
               Motor Vehicles, Ser. A, Rev., MBIA, 5.25%,
               07/01/17
       1,025   New Jersey State Educational Facilities Authority,                                                   1,161
               Higher Education, Capital Improvement, Ser. B,
               Rev., 5.75%, 09/01/10

       1,005   New Jersey State Educational Facilities Authority,                                                   1,099
               Montclair State University, Ser. L, Rev., MBIA,
               5.00%, 07/01/10
         560   South Orange & Maplewood School District, GO,                                                          618
               FSA, 5.00%, 09/01/15
                                                                                                       ------------------
                                                                                                                   13,613
               NEW YORK -- 84.0%
       1,120   Allegany County IDA, Alfred University, Civic                                                        1,230
               Facilities, Rev., MBIA, 5.25%, 08/01/11 +
       1,175   Amherst IDA, Civic Facilities, Faculty-Student                                                       1,312
               Housing Corp., Ser. A, Rev., AMBAC, 5.50%,
               08/01/15 +
       1,000   Amherst IDA, Civic Facilities, Faculty-Student                                                       1,117
               Housing Corp., Ser. B, Rev., AMBAC, 5.50%,
               08/01/15 +
       1,290   Amherst IDA, Civic Facilities, Faculty-Student                                                       1,460
               Housing Corp., Ser. B, Rev., AMBAC, 5.75%,
               08/01/15 +
         150   Arkport Central School District, GO, FSA, 5.20%,                                                       166
               06/15/09 +
         500   Attica Central School District, GO, FSA, 5.00%,                                                        550
               06/15/15 +
       6,695   Babylon IDA, Civic Facilities, Winthrop S. Nassau                                                    7,809
               University East, Inc. Project, Ser. A, Rev., AMBAC,
               6.63%, 08/01/19 +
         100   Battery Park City Authority, New York, Ser. A,                                                         108
               Rev., (p),  AMBAC, 5.50%, 11/01/26
       1,040   Beacon City School District, GO, MBIA, 5.50%,                                                        1,175
               07/15/11
       1,025   Beacon City School District, GO, MBIA, 5.50%,                                                        1,158
               07/15/14
         650   Brentwood Union Free School District, GO, FSA,                                                         722
               5.63%, 06/15/13
         150   Bridgewater Leonardsville West Winfield Central                                                        157
               School District, GO, FGIC, 5.00%, 06/15/06
       1,660   Brockport Central School District, GO, FGIC,                                                         1,890
               5.50%, 06/15/13
       1,100   Brockport Central School District, GO, FGIC,                                                         1,258
               5.50%, 06/15/14
       1,660   Brockport Central School District, GO, FGIC,                                                         1,911
               5.50%, 06/15/15
         685   Brockport Central School District, GO, FGIC,                                                           807
               5.75%, 06/15/17
         450   Bronxville Union Free School District, GO, 5.25%,                                                      497
               10/15/10
         145   Brookhaven, New York, GO, MBIA, 5.00%,                                                                 160
               08/15/14
       1,790   Brookhaven, New York, GO, MBIA, 5.00%,                                                               1,969
               08/15/15
         835   Brookhaven, New York, GO, MBIA, 5.00%,                                                                 916
               08/15/16
       1,000   Brookhaven, New York, Public Improvement, GO,                                                        1,110
               AMBAC, 5.30%, 11/15/11
         345   Buffalo, New York, School, Ser. B, GO, MBIA,                                                           384
               5.38%, 11/15/14
         590   Burnt Hills-Ballston Lake Central School District,                                                     651
               GO, FGIC, 5.40%, 07/15/16
         305   Burnt Hills-Ballston Lake Central School District,                                                     338
               GO, FGIC, 5.50%, 07/15/17
         375   Burnt Hills-Ballston Lake Central School District,                                                     416
               GO, FGIC, 5.50%, 07/15/18
         250   Byram Hills Central School District, GO, 4.00%,                                                        259
               11/15/06
         205   Byram Hills Central School District, GO, 4.00%,                                                        214
               11/15/07
         100   Byram Hills Central School District, GO, 4.00%,                                                        105
               11/15/08

       1,000   Canandaigua City School District, Ser. A, GO, FSA,                                                   1,118
               5.38%, 04/01/15
         100   Carthage Central School District, Ser. A, GO, FGIC,                                                    108
               4.40%, 06/15/15
       1,000   Cattaraugus County, Public Improvement, GO,                                                          1,055
               MBIA, 4.25%, 06/01/09
         530   Cattaraugus County, Public Improvement, GO,                                                            582
               MBIA, 5.00%, 06/01/12
         250   Chenango Forks Central School District, GO, FGIC,                                                      283
               5.63%, 06/15/11
         850   Chenango Forks Central School District, GO, FGIC,                                                      966
               5.70%, 06/15/12
         290   Clarkstown Central School District, GO, FSA,                                                           301
               4.00%, 04/15/07
         255   Clarkstown Central School District, GO, FSA,                                                           267
               4.00%, 04/15/08
         545   Clarkstown Central School District, GO, FSA,                                                           582
               4.50%, 04/15/10
         415   Clarkstown Central School District, GO, FSA,                                                           449
               4.75%, 04/15/11
         585   Clarkstown Central School District, GO, FSA,                                                           643
               5.00%, 04/15/12
         605   Clarkstown Central School District, GO, FSA,                                                           666
               5.00%, 04/15/13
         630   Clarkstown Central School District, GO, FSA,                                                           694
               5.00%, 04/15/14
         255   Clarkstown Central School District, GO, FSA,                                                           284
               5.25%, 04/15/15
       1,500   Cleveland Hill Union Free School District,                                                           1,665
               Cheektowaga, GO, FGIC, 5.50%, 10/15/13
       1,655   Cleveland Hill Union Free School District,                                                           1,833
               Cheektowaga, GO, FGIC, 5.50%, 10/15/14
         120   East Rochester Union Free School District, GO,                                                         136
               FSA, 5.70%, 06/15/14
       2,250   Eastport-South Manor Central School District, GO,                                                    2,377
               FGIC, 4.50%, 06/15/07
       2,300   Eastport-South Manor Central School District, GO,                                                    2,459
               FGIC, 4.50%, 06/15/08
       2,200   Eastport-South Manor Central School District, GO,                                                    2,381
               FGIC, 4.63%, 06/15/09
         100   Eastport-South Manor Central School District, GO,                                                      109
               FGIC, 4.63%, 06/15/11
       1,130   Erie County Water Authority, Improvement &                                                           1,197
               Extension, Rev., 5.75%, 12/01/08
         285   Fayetteville-Manlius Central School District, GO,                                                      314
               FGIC, 5.00%, 06/15/12
         300   Gananda Central School District, GO, FSA, 4.70%,                                                       326
               06/15/11
       1,050   Goshen Central School District, GO, FGIC, 5.00%,                                                     1,161
               06/15/16
       1,050   Goshen Central School District, GO, FGIC, 5.00%,                                                     1,159
               06/15/17
       1,000   Goshen Central School District, GO, FGIC, 5.00%,                                                     1,106
               06/15/19
         690   Harborfields Central School District, Greenlawn, GO,                                                   744
               FSA, 5.00%, 06/01/08
       1,480   Harborfields Central School District, Greenlawn, GO,                                                 1,611
               FSA, 5.00%, 06/01/09
       1,545   Harborfields Central School District, Greenlawn, GO,                                                 1,691
               FSA, 5.00%, 06/01/10
       1,000   Ilion Central School District, Ser. B, GO, FGIC,                                                     1,096
               5.00%, 06/15/14
          70   Irvington Union Free School District, GO, FSA,                                                          76
               5.00%, 04/01/12
         780   Lindenhurst Union Free School District, GO, (p),                                                       873
               FGIC, 5.25%, 07/15/12

         945   Lindenhurst Union Free School District, GO, (p),                                                     1,058
               FGIC, 5.25%, 07/15/15
       1,065   Lindenhurst Union Free School District, GO, (p),                                                     1,192
               FGIC, 5.25%, 07/15/16
         290   Lindenhurst Union Free School District, GO, FGIC,                                                      318
               5.25%, 07/15/12
         350   Lindenhurst Union Free School District, GO, FGIC,                                                      380
               5.25%, 07/15/15
         395   Lindenhurst Union Free School District, GO, FGIC,                                                      429
               5.25%, 07/15/16
       5,250   Long Island Power Authority, Electric Systems, Ser.                                                  6,016
               A, Rev., (p), FSA, 5.50%, 12/01/12
       1,875   Long Island Power Authority, Electric Systems, Ser.                                                  2,158
               A, Rev., (p), FSA, 5.50%, 12/01/13
       2,800   Long Island Power Authority, Electric Systems, Ser.                                                  3,095
               A, Rev., AMBAC, 5.50%, 12/01/08
         110   Longwood Central School District at Middle Island,                                                     120
               GO, FSA, 4.80%, 06/15/13
         525   Mahopac Central School District, Ser. B, GO, MBIA,                                                     585
               5.60%, 06/15/14
         280   Mahopac Central School District, Ser. B, GO, MBIA,                                                     312
               5.60%, 06/15/15
       1,090   Massapequa Union Free School District, Ser. A, GO,                                                   1,214
               FSA, 5.38%, 06/15/09
       2,180   Massapequa Union Free School District, Ser. A, GO,                                                   2,459
               FSA, 5.38%, 06/15/12
       2,485   Massapequa Union Free School District, Ser. A, GO,                                                   2,807
               FSA, 5.40%, 06/15/13
       3,135   Massapequa Union Free School District, Ser. A, GO,                                                   3,588
               FSA, 5.70%, 06/15/16
         340   Metropolitan Transportation Authority, Commuter                                                        368
               Facilities, Ser. A, Rev., (p), FGIC, 6.10%, 07/01/26
         100   Metropolitan Transportation Authority, Commuter                                                        111
               Facilities, Ser. A, Rev., (p), FSA, 5.00%, 07/01/23
         100   Metropolitan Transportation Authority, Commuter                                                        112
               Facilities, Service Contract, Ser. Q, Rev., (p),
               AMBAC, 5.13%, 07/01/14
         250   Metropolitan Transportation Authority, Dedicated Tax                                                   288
               Fund, Ser. A, Rev., (p), FGIC, 6.00%, 04/01/30
       5,400   Metropolitan Transportation Authority, Dedicated Tax                                                 6,340
               Fund, Ser. A, Rev., (p), MBIA, 6.25%, 04/01/11
      13,700   Metropolitan Transportation Authority, Dedicated Tax                                                14,985
               Fund, Ser. A, Rev., FGIC, 4.75%, 04/01/28
         800   Metropolitan Transportation Authority, Dedicated Tax                                                   902
               Fund, Ser. A, Rev., FGIC, 5.25%, 11/15/18
      11,920   Metropolitan Transportation Authority, Service                                                      13,766
               Contract, Ser. A, Rev., 5.75%, 07/01/16
       2,330   Metropolitan Transportation Authority, Service                                                       2,698
               Contract, Ser. A, Rev., 5.75%, 07/01/18
       4,750   Metropolitan Transportation Authority, Service                                                       5,569
               Contract, Ser. A, Rev., FSA, 5.75%, 01/01/18
         100   Metropolitan Transportation Authority, Transportation                                                  114
               Facilities, Ser. A, Rev., (p), 6.00%, 07/01/15
         100   Metropolitan Transportation Authority, Transportation                                                  115
               Facilities, Ser. A, Rev., (p), 6.13%, 07/01/29
         100   Metropolitan Transportation Authority, Transportation                                                  111
               Facilities, Ser. B-1, Rev., (p), AMBAC, 5.00%,
               07/01/12
         100   Metropolitan Transportation Authority, Transportation                                                  111
               Facilities, Ser. B-1, Rev., (p), AMBAC, 5.00%,
               07/01/17
         510   Metropolitan Transportation Authority, Transportation                                                  562
               Facilities, Ser. C, Rev., (p), FSA, 5.25%, 07/01/10
         300   Metropolitan Transportation Authority, Transportation                                                  324
               Facilities, Ser. M, Rev., (p), FGIC, 5.40%, 07/01/07
       2,260   Metropolitan Transportation Authority,                                                               2,595
               Transportation, Ser. E, Rev., MBIA, 5.50%, 11/15/15

         100   Mexico Central School District, GO, MBIA, 4.20%,                                                       105
               06/15/07
         170   Millbrook Central School District, GO, FSA, 4.00%,                                                     176
               11/15/06
         205   Millbrook Central School District, GO, FSA, 4.00%,                                                     214
               11/15/07
       4,805   Monroe County, GO, AMBAC, 5.00%, 06/01/10                                                            5,233
          65   Monroe County, Public Improvement, GO, AMBAC,                                                           72
               5.88%, 06/01/08
       1,030   Monroe County, Public Improvement, GO, FGIC,                                                         1,104
               5.00%, 03/01/15
         100   Monroe County, Public Improvement, GO, FGIC,                                                           106
               5.00%, 03/01/16
         335   Monroe County, Public Improvement, GO,                                                                 395
               MBIA-IBC, 6.00%, 03/01/15
       1,000   Monroe County, Public Improvement, GO,                                                               1,197
               MBIA-IBC, 6.00%, 03/01/18
       1,000   Monroe County, Public Improvement, GO,                                                               1,200
               MBIA-IBC, 6.00%, 03/01/19
       1,065   Monroe County, Public Improvement, Ser. P, GO,                                                       1,189
               (p), AMBAC, 5.88%, 06/01/08
         645   Monroe Woodbury Central School District, GO, FSA,                                                      710
               5.00%, 04/15/13
         280   Monroe Woodbury Central School District, GO, FSA,                                                      309
               5.00%, 04/15/14
         735   Monroe Woodbury Central School District, Ser. A,                                                       785
               GO, FGIC, 4.50%, 05/15/10
       1,615   Monroe Woodbury Central School District, Ser. A,                                                     1,778
               GO, FGIC, 5.00%, 05/15/13
       1,005   Monroe Woodbury Central School District, Ser. A,                                                     1,108
               GO, FGIC, 5.00%, 05/15/14
         365   Municipal Assistance Corporation for the City of                                                       399
               New York, Ser. G, Rev., 6.00%, 07/01/07
       6,500   Municipal Assistance Corporation for the City of                                                     7,230
               New York, Ser. G, Rev., 6.00%, 07/01/08
         160   Municipal Assistance Corporation for the City of                                                       176
               New York, Ser. I, Rev., 6.25%, 07/01/07
         140   Municipal Assistance Corporation for the City of                                                       147
               New York, Ser. M, Rev., 5.25%, 07/01/06
       1,900   Municipal Assistance Corporation for the City of                                                     2,081
               New York, Ser. O, Rev., 5.25%, 07/01/08
         215   Nassau County IDA, Civic Facilities, Hofstra                                                           241
               University Project, Rev., MBIA, 5.25%, 07/01/14
         350   Nassau County Sewer & Storm Water Finance                                                              365
               Authority, Ser. B, Rev., MBIA, 4.00%, 10/01/10
       1,295   Nassau County Sewer & Storm Water Finance                                                            1,403
               Authority, Ser. B, Rev., MBIA, 5.00%, 10/01/16
         870   Nassau County Sewer & Storm Water Finance                                                              928
               Authority, Ser. B, Rev., MBIA, 5.00%, 10/01/19
         700   Nassau County Sewer & Storm Water Finance                                                              743
               Authority, Ser. B, Rev., MBIA, 5.00%, 10/01/20
       1,475   Nassau County, Nassau Improvement, Ser. E, GO,                                                       1,694
               FSA, 6.00%, 03/01/18
         450   New Rochelle City School District, Ser. A, GO,                                                         494
               FSA, 5.00%, 12/15/10
       3,605   New York City IDA, Civic Facilities,                                                                 3,941
               Nightingale-Bamford School, Rev., AMBAC, 5.00%,
               01/15/10
       3,000   New York City Municipal Water Finance Authority,                                                     3,262
               Water & Sewer System, Ser. A, Rev., FGIC, 5.75%,
               06/15/31
       1,915   New York City Municipal Water Finance Authority,                                                     2,185
               Water & Sewer System, Ser. B, Rev., 6.00%, 06/15/33
       5,500   New York City Municipal Water Finance Authority,                                                     5,969
               Water & Sewer System, Ser. B, Rev., MBIA, 5.80%,
               06/15/29
      11,000   New York City Municipal Water Finance Authority,                                                    11,000
               Water & Sewer Systems, Fiscal Year 2003, Sub Ser.
               C-3, Rev., FRDO, 1.64%, 06/15/18

       1,000   New York City Transit Authority, Metropolitan                                                        1,114
               Transportation Authority, Triborough, COP, Ser. A,
               AMBAC, 5.63%, 01/01/12
       2,130   New York City Transitional Finance Authority,                                                        2,269
               Future Tax Secured, Ser. A, Rev., 5.00%, 05/01/07
       1,405   New York City Transitional Finance Authority,                                                        1,520
               Future Tax Secured, Ser. A, Rev., 5.00%, 08/01/08
       5,550   New York City Transitional Finance Authority,                                                        5,969
               Future Tax Secured, Ser. A, Rev., 5.00%, 08/15/12
      10,000   New York City Transitional Finance Authority,                                                       10,756
               Future Tax Secured, Ser. A, Rev., 5.00%, 08/15/14
         105   New York City Transitional Finance Authority,                                                          113
               Future Tax Secured, Ser. A, Rev., (p), 5.00%,
               08/15/27
         140   New York City Transitional Finance Authority,                                                          152
               Future Tax Secured, Ser. A, Rev., (p), 5.13%,
               08/15/21
       1,000   New York City Transitional Finance Authority,                                                        1,143
               Future Tax Secured, Ser. A, Rev., (p), 5.75%,
               08/15/24
       2,100   New York City Transitional Finance Authority,                                                        2,423
               Future Tax Secured, Ser. A, Rev., (p), 6.00%,
               08/15/29
       1,635   New York City Transitional Finance Authority,                                                        1,887
               Future Tax Secured, Ser. A, Rev., (p), FGIC, 6.00%,
               08/15/15
         475   New York City Transitional Finance Authority,                                                          526
               Future Tax Secured, Ser. B, Rev., 5.50%, 02/01/13
         695   New York City Transitional Finance Authority,                                                          797
               Future Tax Secured, Ser. B, Rev., 6.13%, 11/15/14
       3,380   New York City Transitional Finance Authority,                                                        3,851
               Future Tax Secured, Ser. B, Rev., (p), 5.50%,
               02/01/13
         500   New York City Transitional Finance Authority,                                                          579
               Future Tax Secured, Ser. B, Rev., (p), 6.00%,
               11/15/29
       3,305   New York City Transitional Finance Authority,                                                        3,847
               Future Tax Secured, Ser. B, Rev., (p), 6.13%,
               11/15/14
       3,500   New York City Transitional Finance Authority,                                                        3,816
               Future Tax Secured, Ser. B, Rev., Adj., 5.25%,
               02/01/29
       2,500   New York City Transitional Finance Authority,                                                        2,879
               Future Tax Secured, Ser. B, Rev., FSA, 6.00%,
               11/15/10
         100   New York City Transitional Finance Authority,                                                          109
               Future Tax Secured, Ser. C, Rev., (p), 4.75%,
               05/01/11
       1,215   New York City Transitional Finance Authority,                                                        1,359
               Future Tax Secured, Ser. C, Rev., TRAN, 5.50%,
               02/01/11
         120   New York City Transitional Finance Authority, Ser.                                                     130
               A, Rev., (p), FGIC, 5.00%, 08/15/27
       6,740   New York City Transitional Finance Authority, Sub                                                    6,740
               Ser. 2-A, Rev., FRDO, 1.67%, 11/01/22
       2,000   New York City Trust for Cultural Resources,                                                          1,997
               Educational Broadcasting Corp., Ser. 1999, Rev.,
               2.68%, 01/01/08 (i)
       1,000   New York City, New York,  Ser. E, GO, MBIA-IBC,                                                      1,133
               5.75%, 08/01/11
         670   New York City, New York, Capital Appreciation,                                                         762
               Ser. E, GO, (p), 6.35%, 05/15/14
         290   New York City, New York, Ser. A, GO, (p), 6.00%,                                                       336
               05/15/30
         295   New York City, New York, Ser. A, GO, (p), MBIA,                                                        342
               6.00%, 05/15/30

       4,000   New York City, New York, Ser. B, GO, FGIC,                                                           4,581
               5.75%, 08/01/13
         470   New York City, New York, Ser. C, GO, (p), 5.25%,                                                       527
               03/15/32
         160   New York City, New York, Ser. D, GO, FGIC,                                                             179
               5.75%, 08/01/09
         100   New York City, New York, Ser. D, GO, MBIA,                                                             108
               6.20%, 02/01/07
         325   New York City, New York, Ser. F, GO, (p), 5.75%,                                                       343
               02/01/12
         160   New York City, New York, Ser. F, GO, (p), 5.75%,                                                       169
               02/01/19
         130   New York City, New York, Ser. G, GO, (p), 6.00%,                                                       145
               10/15/26
         205   New York City, New York, Ser. I, GO, 5.00%,                                                            221
               08/01/10
       3,000   New York Convention Center Operating Corp., Yale                                                     3,098
               Building Acquisition Project, COP, 5.25%, 06/01/08
       1,475   New York Local Government Assistance Corp.,                                                          1,616
               Senior Lien, Ser. AA, Rev., 5.00%, 04/01/12
       2,000   New York Local Government Assistance Corp., Ser.                                                     2,334
               E, Rev., FSA, 6.00%, 04/01/14
       1,555   New York Mortgage Agency, Home Owner                                                                 1,633
               Mortgage, Ser. 94, Rev., 5.35%, 04/01/23
         370   New York State Dormitory Authority, Barnard                                                            388
               College, Rev., AMBAC, 4.00%, 07/01/08
         205   New York State Dormitory Authority, Barnard                                                            215
               College, Rev., AMBAC, 4.00%, 07/01/09
         440   New York State Dormitory Authority, Barnard                                                            472
               College, Rev., AMBAC, 4.50%, 07/01/10
         515   New York State Dormitory Authority, Canisius                                                           534
               College, Rev., 4.00%, 07/01/08
         570   New York State Dormitory Authority, Canisius                                                           602
               College, Rev., 4.50%, 07/01/10
         645   New York State Dormitory Authority, Canisius                                                           700
               College, Rev., 5.00%, 07/01/11
         115   New York State Dormitory Authority, Canisius                                                           124
               College, Rev., MBIA, 4.95%, 07/01/14
       1,520   New York State Dormitory Authority, Child Care                                                       1,677
               Facilities, Service Contract, Ser. A, Rev., 5.38%,
               04/01/13
       3,565   New York State Dormitory Authority, City                                                             4,112
               University System, CONS, Ser. A, Rev., FSA,
               5.75%, 07/01/13
       3,415   New York State Dormitory Authority, City                                                             3,881
               University System, CONS, Ser. B, Rev., 6.00%,
               07/01/14
         445   New York State Dormitory Authority, City                                                               472
               University, 3rd Ser., Rev., (p), 6.00%, 07/01/06
       2,000   New York State Dormitory Authority, Columbia                                                         2,231
               University, Ser. A, Rev., 5.25%, 07/01/12
       1,545   New York State Dormitory Authority, Columbia                                                         1,715
               University, Ser. A, Rev., 5.25%, 07/01/13
       2,880   New York State Dormitory Authority, Columbia                                                         3,179
               University, Ser. A, Rev., 5.25%, 07/01/14
         345   New York State Dormitory Authority, Columbia                                                           378
               University, Ser. A, Rev., 5.25%, 07/01/16
       3,370   New York State Dormitory Authority, Concord                                                          3,695
               Nursing Home, Inc., Rev., 6.25%, 07/01/16
         110   New York State Dormitory Authority, Department of                                                      118
               Health, Rev., (p), 5.75%, 07/01/17
         470   New York State Dormitory Authority, FHA Insured                                                        511
               Nursing Home, Ser. A, Rev., MBIA, 5.50%,
               08/01/20
         100   New York State Dormitory Authority, Good                                                               114
               Samaritan Hospital, Rev., (p), 5.50%, 07/01/11

         100   New York State Dormitory Authority, Long Island                                                        107
               University, Rev., 5.00%, 09/01/12
       1,895   New York State Dormitory Authority, Manhattan                                                        2,081
               College, Rev., 5.50%, 07/01/09
       1,770   New York State Dormitory Authority, Manhattan                                                        1,960
               College, Rev., 5.50%, 07/01/10
       1,295   New York State Dormitory Authority, Master Boces                                                     1,427
               Program, Ser. A, Rev., FSA, 5.00%, 08/15/11
       1,000   New York State Dormitory Authority, Memorial                                                         1,112
               Sloan Kettering Cancer Center, Rev., MBIA, 5.50%,
               07/01/09
       1,000   New York State Dormitory Authority, Memorial                                                         1,140
               Sloan Kettering Cancer Center, Rev., MBIA, 5.50%,
               07/01/23
         370   New York State Dormitory Authority, Memorial                                                           436
               Sloan Kettering Cancer Center, Rev., MBIA, 5.75%,
               07/01/19
       2,340   New York State Dormitory Authority, Mental Health                                                    2,747
               Services Facilities Improvement, Ser. B, Rev.,
               6.00%, 08/15/16
         250   New York State Dormitory Authority, Mental Health                                                      274
               Services Facilities Improvement, Ser. B, Rev., MBIA,
               5.60%, 08/15/13
         250   New York State Dormitory Authority, Mental Health,                                                     284
                Ser. A, Rev., (p), MBIA, 5.75%, 02/15/20
         500   New York State Dormitory Authority, New York                                                           570
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/14
       1,455   New York State Dormitory Authority, New York                                                         1,675
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/18
       2,900   New York State Dormitory Authority, New York                                                         3,306
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/23
       1,570   New York State Dormitory Authority, New York                                                         1,786
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/24
       2,280   New York State Dormitory Authority, New York                                                         2,580
               University, Ser. 1, Rev., AMBAC, 5.50%, 07/01/25
       8,360   New York State Dormitory Authority, New York                                                         9,643
               University, Ser. A, Rev., AMBAC, 5.75%, 07/01/13
       1,750   New York State Dormitory Authority, New York                                                         1,966
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/09
       1,000   New York State Dormitory Authority, New York                                                         1,166
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/15
       3,500   New York State Dormitory Authority, New York                                                         4,091
               University, Ser. A, Rev., MBIA, 5.75%, 07/01/16
       2,530   New York State Dormitory Authority, North Shore                                                      2,845
               University Hospital, Rev., MBIA, 5.50%, 11/01/10
       3,450   New York State Dormitory Authority, Pratt Institute,                                                 3,920
                Rev., 6.25%, 07/01/14
         750   New York State Dormitory Authority, School                                                             828
               Districts Financing Program, Ser. A, Rev., MBIA,
               5.25%, 10/01/09
       3,855   New York State Dormitory Authority, School                                                           4,278
               Districts Financing Program, Ser. A, Rev., MBIA,
               5.25%, 10/01/10
       1,960   New York State Dormitory Authority, School                                                           2,226
               Districts Financing Program, Ser. C, Rev., MBIA,
               5.50%, 10/01/12
         775   New York State Dormitory Authority, School                                                             854
               Districts Financing Program, Ser. E, Rev., MBIA,
               5.00%, 10/01/12
       1,215   New York State Dormitory Authority, School                                                           1,539
               Districts Financing Program, Ser. F, Rev., MBIA,
               6.50%, 10/01/20
       1,550   New York State Dormitory Authority, Ser. C, Rev.,                                                    1,771
               7.38%, 05/15/10
         225   New York State Dormitory Authority, Ser. C, Rev.,                                                      269
               (p), 7.38%, 05/15/10
       1,345   New York State Dormitory Authority, Service                                                          1,475
               Contract, Child Care Facility, Rev., 5.13%,
               04/01/12

         605   New York State Dormitory Authority, Special Act                                                        668
               School Districts Program, Rev., MBIA, 5.30%,
               07/01/11
         340   New York State Dormitory Authority, State Service                                                      370
               Contract, Albany County, Rev., 5.50%, 04/01/08
         205   New York State Dormitory Authority, State                                                              227
               University Dormitory Facilities, Rev., (p), 5.00%,
               07/01/32
         415   New York State Dormitory Authority, State                                                              440
               University Educational Facilities, Ser. A, Rev.,
               6.50%, 05/15/06
       6,725   New York State Dormitory Authority, State                                                            7,623
               University Educational Facilities, Ser. A, Rev., FGIC,
                5.50%, 05/15/13
       1,050   New York State Dormitory Authority, State                                                            1,169
               University Educational Facilities, Ser. A, Rev.,
               MBIA-IBC, 5.25%, 05/15/21
         800   New York State Dormitory Authority, State                                                              897
               University Educational Facilities, Ser. A, Rev.,
               MBIA-IBC, 5.50%, 05/15/10
         415   New York State Dormitory Authority, State                                                              456
               University Educational Facilities, Ser. I, Rev., (p),
               5.13%, 05/15/27
      18,380   New York State Dormitory Authority, State                                                           18,474
               University of New York, Stoney Brook University,
               Rev., 3.92%, 03/27/07 (i)
       3,115   New York State Dormitory Authority, State                                                            3,109
               University of New York, University at Buffalo,
               2.60%, 01/01/07 (i)
      10,000   New York State Dormitory Authority, The City                                                        11,534
               University of New York, CONS, Rev., AMBAC,
               5.75%, 07/01/13
       1,025   New York State Dormitory Authority, The City                                                         1,083
               University of New York, Special Obligation, Ser. D,
               MBIA-IBC, 5.75%, 07/01/06
       5,000   New York State Energy Research & Development                                                         5,351
               Authority, PCR, New York State Electric & Gas
               Corp., Ser. E, Rev., MBIA, 5.90%, 12/01/06
         470   New York State Environmental Facilities Corp.,                                                         540
               Clean Water & Drinking, New York City Municipal
               Water Project, Revolving Funds, Ser. K, Rev.,
               5.50%, 06/15/15
       2,000   New York State Environmental Facilities Corp.,                                                       2,212
               Clean Water & Drinking, Revolving Funds, New York
               City Municipal Project, Rev., 5.38%, 06/15/15
         100   New York State Environmental Facilities Corp.,                                                         110
               Clean Water & Drinking, Revolving Funds, Pooled
               Financing Program, Ser. I, Rev., 5.00%, 09/15/10
       2,205   New York State Environmental Facilities Corp.,                                                       2,430
               Clean Water & Drinking, Revolving Funds, Second
               Resolution, Rev., 5.00%, 06/15/13
       3,125   New York State Environmental Facilities Corp.,                                                       3,422
               Clean Water & Drinking, Revolving Funds, Second
               Resolution, Rev., 5.00%, 06/15/14
         460   New York State Environmental Facilities Corp.,                                                         527
               PCR, State Water Revolving Fund, Rev., 5.75%,
               06/15/11
         700   New York State Environmental Facilities Corp.,                                                         809
               PCR, State Water Revolving Fund, Rev., 5.75%,
               06/15/12
       2,950   New York State Environmental Facilities Corp.,                                                       3,392
               PCR, State Water Revolving Fund, Rev., (p), 5.75%,
                06/15/11
       1,590   New York State Environmental Facilities Corp.,                                                       1,828
               PCR, State Water Revolving Fund, Rev., (p), 5.75%,
               06/15/11

       1,000   New York State Environmental Facilities Corp.,                                                       1,159
               PCR, State Water Revolving Fund, Rev., (p), 5.75%,
                06/15/12
       4,100   New York State Environmental Facilities Corp.,                                                       4,750
               PCR, State Water Revolving Fund, Rev., (p), 5.75%,
                06/15/12
         425   New York State Environmental Facilities Corp.,                                                         476
               PCR, State Water Revolving Fund, Ser. B, Rev.,
               5.20%, 05/15/14
         100   New York State Environmental Facilities Corp.,                                                         107
               PCR, State Water Revolving Fund, Ser. B, Rev., (p),
                4.95%, 05/15/07
         300   New York State Environmental Facilities Corp.,                                                         348
               PCR, State Water Revolving Fund, Ser. E, Rev.,
               MBIA, 6.00%, 06/15/11
       5,315   New York State Environmental Facilities Corp.,                                                       6,227
               PCR, State Water Revolving Fund, Ser. E, Rev.,
               MBIA, 6.00%, 06/15/12
       1,000   New York State Environmental Facilities Corp.,                                                         996
               Solid Waste Disposal, Waste Management Project,
               Ser. A, Rev., Adj., 2.90%, 05/01/12
       2,125   New York State Environmental Facilities Corp.,                                                       2,163
               Solid Waste Disposal, Waste Management, Inc.
               Project, Ser. A, Rev., 4.45%, 07/01/17
       4,650   New York State Environmental Facilities Corp.,                                                       5,230
               State Water Revolving Fund, Ser. B, Rev., 5.70%,
               07/15/14
         460   New York State Environmental Facilities Corp.,                                                         524
               State Water Revolving Fund, Ser. B, Rev., (p),
               5.70%, 07/15/14
       1,800   New York State Environmental Facilities Corp.,                                                       2,037
               State Water Revolving Fund, Ser. D, Rev., 5.50%,
               06/15/13
       3,220   New York State Environmental Facilities Corp.,                                                       3,560
               State Water Revolving Fund, Ser. L, Rev., 5.00%,
               11/15/11
         440   New York State Medical Care Facilities Finance                                                         485
               Agency, Hospital and Nursing Home, Insured
               Mortgage, Ser. C, Rev., (p), 5.75%, 08/15/19
         865   New York State Thruway Authority, Highway &                                                            986
               Bridge Trust Fund, Ser. B-1, Rev., (p), FGIC, 5.60%,
               04/01/20
       2,550   New York State Thruway Authority, Local Highway                                                      2,786
               & Bridge, Service Contract, Rev., 6.00%, 04/01/11
       3,765   New York State Thruway Authority, Local Highway                                                      4,159
               & Bridge, Service Contract, Rev., (p), 6.00%,
               04/01/11
         170   New York State Thruway Authority, Local Highway                                                        195
               & Bridge, Service Contract, Rev., (p), AMBAC,
               5.75%, 04/01/15
         585   New York State Thruway Authority, Local Highway                                                        654
               & Bridge, Service Contract, Rev., MBIA, 5.50%,
               04/01/10
       5,000   New York State Thruway Authority, Local Highways                                                     5,693
               & Bridges, Service Contract, Rev., (p), 5.50%,
               04/01/16
       1,450   New York State Urban Development Corp.,                                                              1,603
               Correctional & Youth Facilities Services, Ser. A,
               Rev., 5.50%, 01/01/17
         260   New York State Urban Development Corp.,                                                                269
               Correctional & Youth Facilities, Ser. A, Rev., 4.00%,
               01/01/28
         350   New York State Urban Development Corp.,                                                                381
               Correctional Capital Facilities, Ser. 7, Rev., (p),
               5.70%, 01/01/27
       3,045   New York State Urban Development Corp.,                                                              3,409
               Correctional Capital Facilities, Ser. A, Rev., FSA,
               5.25%, 01/01/14

         120   New York State Urban Development Corp.,                                                                131
               Correctional Capital Facilities, Ser. A, Rev., FSA,
               5.50%, 01/01/08
         310   New York State Urban Development Corp.,                                                                338
               Correctional Facilities Service Contract, Ser. B, Rev.,
                (p), AMBAC, 4.75%, 01/01/28
         170   New York State Urban Development Corp.,                                                                189
               Correctional Facilities Service Contract, Ser. B, Rev.,
                (p), AMBAC, 5.25%, 01/01/16
         100   New York State Urban Development Corp.,                                                                112
               Correctional Facilities Service Contract, Ser. D,
               Rev., (p), FSA, 5.25%, 01/01/20
         145   New York State Urban Development Corp.,                                                                159
               Correctional Facilities, Ser. A, Rev., (p), 5.00%,
               01/01/28
         115   New York State Urban Development Corp.,                                                                126
               Correctional Facilities, Ser. A, Rev., (p), FSA, 5.00%,
                01/01/28
         110   New York State Urban Development Corp.,                                                                121
               Correctional Facilities, Ser. B, Rev., (p), 5.00%,
               01/01/25
         270   New York State Urban Development Corp.,                                                                297
               Correctional Facilities, Ser. B, Rev., (p), 5.00%,
               01/01/25
         145   New York State Urban Development Corp.,                                                                165
               Correctional Facilitities Service Contract, Ser. C,
               Rev., (p), AMBAC, 6.00%, 01/01/29
         375   New York State Urban Development Corp.,                                                                420
               Facilities, Rev., 5.75%, 04/01/11
         250   New York State Urban Development Corp.,                                                                271
               Personal Income Tax, Ser. C-1, Rev., 5.00%,
               03/15/09
       1,000   New York State Urban Development Corp., State                                                        1,134
               Facilities, Rev., 5.60%, 04/01/15
          45   New York State Urban Development Corp., Youth                                                           51
               Facilities Services Contract, Ser. B, Rev., 5.88%,
               04/01/14
         115   New York State Urban Development Corp., Youth                                                          126
               Facilities, Ser. A, Rev., (p), 5.00%, 04/01/18
       3,000   New York State, GO, 6.00%, 03/01/07                                                                  3,232
         400   Niagara County, Public Improvement, GO, MBIA,                                                          457
               5.75%, 07/15/12
         440   Niagara County, Public Improvement, GO, MBIA,                                                          507
               5.75%, 07/15/14
       1,940   Niagara Falls Bridge Commission, Tolls, Ser. B,                                                      2,182
               Rev., FGIC, 5.25%, 10/01/15
       1,010   Oneida County, GO, FGIC, 5.50%, 03/15/11                                                             1,135
       1,000   Oneida-Herkimer Solid Waste Management                                                               1,125
               Authority, Solid Waste Systems, Rev., FSA, 5.50%,
               04/01/11
       1,230   Onondaga County, GO, 5.25%, 05/15/13                                                                 1,390
       1,280   Onondaga County, GO, 5.25%, 05/15/14                                                                 1,450
       1,335   Onondaga County, GO, 5.25%, 05/15/15                                                                 1,514
         785   Onondaga County, GO, 5.25%, 05/15/16                                                                   891
         700   Onondaga County, Ser. A, GO, 5.00%, 05/01/12                                                           768
         445   Onondaga County, Ser. A, GO, 5.25%, 05/15/13                                                           490
         445   Onondaga County, Ser. A, GO, 5.25%, 05/15/14                                                           490
         515   Onondaga County, Ser. A, GO, 5.25%, 05/15/15                                                           566
         160   Onondaga County, Ser. A, GO, 5.25%, 05/15/16                                                           174
         100   Peru Central School District, GO, FGIC, 4.63%,                                                         108
               06/15/18
         550   Phelps-Clifton Springs Central School District, Ser.                                                   574
               B, GO, MBIA, 4.00%, 06/15/10
       4,395   Port Authority of New York & New Jersey, 120th                                                       4,753
               Ser., Rev., MBIA, 5.75%, 10/15/07

         775   Red Creek Central School District, GO, FSA,                                                            877
               5.50%, 06/15/14
         575   Riverhead, New York, Ser. B, GO, MBIA, 5.00%,                                                          631
               06/15/13
       2,275   Rockland County, GO, FGIC, 6.00%, 01/15/10                                                           2,583
         195   Rondout Valley Central School District, GO, FSA,                                                       217
               5.13%, 03/01/17
         865   Rondout Valley Central School District, GO, FSA,                                                       970
               5.25%, 03/01/18
         930   Rondout Valley Central School District, GO, FSA,                                                     1,043
               5.25%, 03/01/19
       1,050   Scotia Glenville Central School District, GO, FGIC,                                                  1,180
               5.40%, 06/15/12
       1,050   Scotia Glenville Central School District, GO, FGIC,                                                  1,184
               5.50%, 06/15/13
       1,025   Scotia Glenville Central School District, GO, FGIC,                                                  1,156
               5.50%, 06/15/14
         275   Shenendehowa Central School District, Clifton Park,                                                    313
                GO, FSA, 5.50%, 07/15/11
         500   Stillwater Central School District, GO, MBIA, 5.20%,                                                   553
               06/15/11
       1,250   Suffolk County Water Authority, Waterworks, Sub                                                      1,416
               Lien, Rev., MBIA, 6.00%, 06/01/09
       1,550   Suffolk County, Public Improvement, Ser. C, GO,                                                      1,719
               MBIA, 5.25%, 07/15/13
       1,215   Suffolk County, Public Improvement, Ser. C, GO,                                                      1,339
               MBIA, 5.25%, 07/15/14
       1,025   Suffolk County, Ser. B, GO, FSA, 5.25%,                                                              1,147
               05/01/13
       3,225   Suffolk County, Southwest Sewer District, GO,                                                        3,551
               MBIA, 6.00%, 02/01/08
         500   The New York Power Authority, General Purpose,                                                         596
               Rev., (p), 7.00%, 01/01/18
         100   Triborough Bridge & Tunnel Authority, General                                                          108
               Purpose, Ser. A, Rev., (p), 4.75%, 01/01/19
         100   Triborough Bridge & Tunnel Authority, General                                                          116
               Purpose, Ser. A, Rev., (p), 6.00%, 01/01/11
       1,000   Triborough Bridge & Tunnel Authority, General                                                        1,153
               Purpose, Ser. B, Rev., (p), 5.75%, 01/01/12
       7,770   Triborough Bridge & Tunnel Authority, General                                                        8,534
               Purpose, Ser. SR, Rev., (p), 5.50%, 01/01/12
       9,125   Triborough Bridge & Tunnel Authority, General                                                       10,426
               Purpose, Ser. Y, Rev., (p), 6.00%, 01/01/12
       1,480   Unadilla ETC Central School District, GO, FGIC,                                                      1,558
               4.50%, 06/15/07
       1,000   Unadilla ETC Central School District, GO, FGIC,                                                      1,062
               4.50%, 06/15/08
       1,980   Unadilla ETC Central School District, GO, FGIC,                                                      2,115
               4.50%, 06/15/09
         565   Warwick Valley Central School District, GO, FSA,                                                       624
               5.50%, 01/15/14
         600   Watertown City School District, GO, FSA, 5.63%,                                                        680
               06/15/16
       1,365   Watertown City School District, GO, FSA, 5.63%,                                                      1,547
               06/15/17
       1,245   Watertown City School District, GO, FSA, 5.63%,                                                      1,411
               06/15/18
       2,870   Westchester County Healthcare Corp., Sub Ser. B,                                                     3,103
               Rev., 5.20%, 11/01/16
       8,115   Westchester County Healthcare Corp., Sub Ser. B,                                                     8,908
               Rev., 5.25%, 11/01/12
       1,700   Westchester County IDA, Civic Facilities,                                                            1,825
               Children's Village Project, Ser. A, Rev., 5.30%,
               03/15/14
       1,150   Westchester County, GO, (p), 6.70%, 11/01/06                                                         1,248
       1,705   William Floyd Union Free School District of the                                                      1,818
               Mastics-Moriches-Shirley, Ser. B, GO, MBIA, 4.63%,
               06/15/08

       1,000   Windsor Central School District, GO, FGIC, 5.50%,                                                    1,128
               06/15/13
       1,170   Windsor Central School District, GO, FGIC, 5.50%,                                                    1,320
               06/15/14
         650   Windsor Central School District, GO, FGIC, 5.50%,                                                      733
               06/15/15
                                                                                                             ------------
                                                                                                                  558,085
               PENNSYLVANIA -- 0.1%
         850   Upper Merion Area School District, Ser. 2004, GO,                                                      959
               FSA, 5.35%, 09/01/13
               PUERTO RICO -- 9.0%
       2,460   Puerto Rico Commonwealth, GO, FSA, 6.00%,                                                            2,898
               07/01/13
       1,120   Puerto Rico Commonwealth, Public Improvement,                                                        1,277
               GO, FSA, 5.50%, 07/01/12
         175   Puerto Rico Commonwealth, Public Improvement,                                                          190
               GO, MBIA, 5.75%, 07/01/07
       4,000   Puerto Rico Commonwealth, Public Improvement,                                                        4,526
               GO, MBIA, 5.75%, 07/01/20
         210   Puerto Rico Commonwealth, Public Improvement,                                                          236
               Ser. A, GO, 5.50%, 07/01/18
       1,000   Puerto Rico Commonwealth, Public Improvement,                                                        1,148
               Ser. A, GO, MBIA, 5.50%, 07/01/14
       2,695   Puerto Rico Electric Power Authority, Rev., MBIA,                                                    2,981
               5.00%, 07/01/18
         535   Puerto Rico Electric Power Authority, Rev., MBIA,                                                      589
               5.00%, 07/01/20
       1,270   Puerto Rico Electric Power Authority, Ser. HH,                                                       1,426
               Rev., FSA, 5.50%, 07/01/10
       1,495   Puerto Rico Electric Power Authority, Ser. JJ, Rev.,                                                 1,703
               5.38%, 07/01/16
         210   Puerto Rico Electric Power Authority, Ser. JJ, Rev.,                                                   238
               MBIA, 5.25%, 07/01/15
         475   Puerto Rico Electric Power Authority, Ser. KK, Rev.,                                                   534
               FSA, 5.25%, 07/01/13
         470   Puerto Rico Highway & Transportation Authority,                                                        488
               Rev., 5.00%, 07/01/06
       7,165   Puerto Rico Highway & Transportation Authority,                                                      7,596
               Rev., 5.00%, 07/01/07
         685   Puerto Rico Highway & Transportation Authority,                                                        792
               Ser. AA, Rev., 5.50%, 07/01/16
         600   Puerto Rico Highway & Transportation Authority,                                                        687
               Ser. E, Rev., FSA, 5.50%, 07/01/13
       8,430   Puerto Rico Highway & Transportation Authority,                                                      8,938
               Ser. F, Rev., 5.00%, 07/01/07
       1,500   Puerto Rico Highway & Transportation Authority,                                                      1,732
               Ser. W, Rev., MBIA-IBC, 5.50%, 07/01/15
       1,000   Puerto Rico Highway & Transportation Authority,                                                      1,145
               Ser. X, Rev., MBIA-IBC, 5.50%, 07/01/13
       1,050   Puerto Rico Highway & Transportation Authority,                                                      1,212
               Ser. X, Rev., MBIA-IBC, 5.50%, 07/01/15
       1,105   Puerto Rico Highway & Transportation Authority,                                                      1,349
               Ser. Z, Rev., 6.25%, 07/01/16
       1,400   Puerto Rico Municipal Finance Agency, Ser. A, GO,                                                    1,596
               FSA, 6.00%, 08/01/15
       4,725   Puerto Rico Public Buildings Authority, Government                                                   5,010
               Facilities, Ser. C, Rev., 5.00%, 07/01/07
       4,500   Puerto Rico Public Buildings Authority, Government                                                   4,871
               Facilities, Ser. C, Rev., 5.25%, 07/01/08
       1,470   Puerto Rico Public Buildings Authority, Government                                                   1,650
               Facilities, Ser. C, Rev., 5.50%, 07/01/12
       2,900   Puerto Rico Public Buildings Authority, Government                                                   3,025
               Facilities, Ser. K, Rev., 4.50%, 07/01/22
       1,345   Puerto Rico Public Buildings Authority, Rev.,                                                        1,553
               MBIA-IBC, 5.50%, 07/01/15
                                                                                                             ------------
                                                                                                                   59,390

               VIRGIN ISLANDS -- 0.7%
       4,000   Virgin Islands Public Finance Authority, Gross                                                       4,573
               Receipts, Tax Loan Notes, Ser. A, Rev., 6.38%,
               10/01/19
               VIRGINIA -- 0.1%
         740   Virginia Resources Authority, Infrastructure, Pooled                                                   818
               Loan Bond Project, Ser. B, Rev., 5.00%, 11/01/12

               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                              650,688
               (Cost $622,210)
               ----------------------------------------------------------------------------------------------------------

               SHORT - TERM INVESTMENTS - 0.7%

               MONEY MARKET FUND -- 0.7%
       4,607   JPMorgan Tax Free Money Market Fund (a)                                                              4,607

-------------------------------------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 98.8%                                                                    $    655,295
               (COST $626,817)
               OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%                                                        8,237

-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                          $    663,532
-------------------------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $663,532.


FUTURES CONTRACTS

                                                                       NOTIONAL         UNREALIZED
   NUMBER                                                              VALUE AT        APPRECIATION
    OF                                          EXPIRATION             11/30/04       (DEPRECIATION)
 CONTRACTS     DESCRIPTION                         DATE                  (USD)             (USD)
----------------------------------------------------------------------------------------------------
               SHORT FUTURES OUTSTANDING
   (127)       5 Year Treasury Notes             March, 2005           (13,821)                  74

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows: (amounts in thousands):

                     GROSS                    GROSS                    NET UNREALIZED
  AGGREGATE        UNREALIZED               UNREALIZED                  APPRECIATION
    COST          APPRECIATION             DEPRECIATION                (DEPRECIATION)
---------------------------------------------------------------------------------------
 $  626,817      $     29,895             $     (1,417)               $         28,478
---------------------------------------------------------------------------------------

ABBREVIATIONS:

(p) - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
+       - All or a portion of this security is segregated with the custodian for
          TBA, when issued, delayed delivery securities and reverse repurchase agreements.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)     - Security is considered illiquid and may be difficult to sell.
Adj.    - Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at November 30, 2004.
AMBAC   - American Municipal Bond Assurance Corp.
CONS    - Consolidated Bonds.
COP     - Certificates of Participation.
FGIC    - Financial Guaranty Insurance Co.
FRDO    - Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2004.
FSA     - Financial Security Assurance.
GO      - General Obligation Bond.
IBC     - Insured Bond Certificates.
IDA     - Industrial Development Authority.
IDR     - Industrial Development Revenue.
MBIA    - Municipal Bond Investors Assurance Corp.

PCR   - Pollution Control Revenue.
Rev.  - Revenue Bond.
Ser.  - Series.
TRAN  - Tax & Revenue Anticipation Note.
USD   - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                          JPMORGAN TAX FREE INCOME FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

 PRINCIPAL
   AMOUNT      ISSUER                                                                                            VALUE
-------------------------------------------------------------------------------------------------------------------------
               LONG - TERM INVESTMENTS - 97.6%

               STATE AND MUNICIPAL OBLIGATIONS -- 97.6%
               ARIZONA -- 2.3%
$      2,290   Arizona School Facilities Board, State School Trust,                                          $      2,552
               Ser. A, Rev., AMBAC, 5.25%, 07/01/11 +
       4,360   Arizona School Facilities Board, State School Trust,                                                 5,037
               Ser. A, Rev., AMBAC, 5.75%, 07/01/17 +
       2,375   Arizona School Facilities Board, State School Trust,                                                 2,738
               Ser. A, Rev., AMBAC, 5.75%, 07/01/18 +
       2,450   Arizona State Transportation Board, Highway, Sub                                                     2,737
               Ser. A, Rev., 5.25%, 07/01/12 +
       1,000   Maricopa County Unified School District No. 89,                                                      1,123
               Dysart, GO, FGIC, 5.25%, 07/01/20
                                                                                                             ------------
                                                                                                                   14,187
               CALIFORNIA -- 9.7%
       5,750   California State Department of Water Resources,                                                      6,200
               Power Supply, Ser. A, Rev., MBIA, 5.13%, 05/01/18
               +
      20,000   California State, Economic Recovery, Ser. A, GO,                                                    21,843
               MBIA, 5.00%, 07/01/15 +
         750   California State, GO, MBIA-IBC, 6.50%, 11/01/09 +                                                      873
         750   California State, Veterans Bonds, Ser. AM, GO,                                                         790
               9.00%, 10/01/05 +
         350   Chico Public Financing Authority, Merged                                                               367
               Redevelopment Project Area, Tax Allocation, Rev.,
               MBIA, 5.00%, 04/01/19
         430   Chino Valley Unified School District, COP, Ser. A,                                                     477
               GO, FSA, 5.38%, 08/01/18
       1,000   Fullerton University Foundation, Auxiliary                                                           1,093
               Organization, Ser. A, Rev., MBIA, 5.75%, 07/01/30
         250   Los Angeles Department of Water & Power,                                                               276
               Waterworks, Ser. C, Rev., MBIA, 5.25%, 07/01/17
       3,815   Los Angeles Harbor Department, Rev., (p), 7.60%,                                                     4,804
               10/01/18
       1,030   Nevada Union High School District, New Haven,                                                        1,428
               GO, FSA, 12.00%, 08/01/09
       1,265   Orange County Development Agency, Tax                                                                1,396
               Allocation, Santa Anna Heights Project Area, AMBAC,
               5.25%, 09/01/15
       1,965   Orange County Development Agency, Tax                                                                2,160
               Allocation, Santa Anna Heights Project Area, AMBAC,
               5.25%, 09/01/16
       2,120   Orange County Development Agency, Tax                                                                2,324
               Allocation, Santa Anna Heights Project Area, AMBAC,
               5.25%, 09/01/17
       2,210   Riverside, California, Electric, Rev., FSA, 5.25%,                                                   2,434
               10/01/15
       4,135   Rocklin Unified School District, GO, FGIC, 0.00%,                                                    2,022
               08/01/19
       2,985   Rocklin Unified School District, GO, FGIC, 0.00%,                                                    1,375
               08/01/20
       5,010   Rocklin Unified School District, GO, FGIC, 0.00%,                                                    2,041
               08/01/22
       2,000   San Jose Evergreen Community College District,                                                       2,210
               Ser. A, GO, AMBAC, 5.25%, 09/01/17

         360   San Mateo County Transportation District, Sales                                                        402
               Tax, Ser. A, Rev., MBIA, 5.25%, 06/01/19
       2,000   South Orange County Public Financing Authority,                                                      2,209
               Foothill Area, Ser. A, Special Tax, FGIC, 5.25%,
               08/15/17
       3,880   South Orange County Public Financing Authority,                                                      4,221
               Foothill Area, Ser. A, Special Tax, FGIC, 5.25%,
               08/15/19
                                                                                                             ------------
                                                                                                                   60,945
               COLORADO -- 1.3%
       1,045   Colorado Water Resources & Power Development                                                         1,149
               Authority, Drinking Water, Ser. A, Rev., 5.25%,
               09/01/11
       2,000   Denver City & County, Airport, Ser. A, Rev.,                                                         2,204
               AMBAC, 6.00%, 11/15/17
       2,000   Douglas County School District No. Re-1, Douglas                                                     2,305
               & Elbert Counties, GO, FGIC, 5.75%, 12/15/19
       2,550   Platte River Power Authority, Ser. DD, Rev., MBIA,                                                   2,692
               6.00%, 06/01/06
                                                                                                             ------------
                                                                                                                    8,350
               CONNECTICUT -- 0.6%
       1,000   Ridgefield, Connecticut, GO, 5.00%, 07/01/11                                                         1,104
       1,000   Ridgefield, Connecticut, GO, 5.00%, 07/01/12                                                         1,105
       1,425   Waterbury, Connecticut, Ser. A, GO, (p), FSA,                                                        1,618
               5.50%, 04/01/12
                                                                                                             ------------
                                                                                                                    3,827
               DELAWARE -- 1.0%
       5,000   Delaware State Economic Development Authority,                                                       6,201
               Osteopathic Hospital Association of Delaware, Ser. A,
               Rev., (p), 6.90%, 01/01/18
               FLORIDA -- 5.0%
       3,205   Hillsborough County Aviation Authority, Tampa                                                        3,783
               International Airport, Ser. B, Rev., FGIC, 6.00%,
               10/01/18
       3,750   Lakeland, Florida, Electric & Water, First Lien, Ser.                                                4,447
               B, Rev., FSA, 6.05%, 10/01/14
       2,945   Miami-Dade County, Stormwater Utilities, Rev.,                                                       3,058
               MBIA, 5.00%, 04/01/24
       5,990   Miami-Dade County, Stormwater Utilities, Rev.,                                                       6,215
               MBIA, 5.00%, 04/01/25
       2,290   Miami-Dade County, Stormwater Utilities, Rev.,                                                       2,361
               MBIA, 5.00%, 04/01/26
       2,935   Miami-Dade County, Stormwater Utilities, Rev.,                                                       3,004
               MBIA, 5.00%, 04/01/28
       3,760   Orange County Health Facilities Authority, Ser. A,                                                   4,477
               Rev., (p), MBIA, 6.25%, 10/01/12
       1,255   Orange County Health Facilities Authority, Ser. A,                                                   1,474
               Rev., MBIA, 6.25%, 10/01/12
       1,580   Orange County Health Facilities Authority, Ser. C,                                                   1,881
               Rev., (p), MBIA, 6.25%, 10/01/12
         680   Orange County Health Facilities Authority, Ser. C,                                                     799
               Rev., MBIA, 6.25%, 10/01/12
                                                                                                             ------------
                                                                                                                   31,499
               GEORGIA -- 5.8%
      10,000   Dalton Development Authority, Rev., MBIA, 5.50%,                                                    11,123
               08/15/26
       7,125   De Kalb County Housing Authority, Apartment                                                          7,848
               Development, Fox Hollow Apartments, Rev., (p),
               7.00%, 05/15/07
       1,000   De Kalb County, Water & Sewer Systems, Rev.,                                                         1,107
               5.25%, 10/01/11
          15   Georgia State Residential Finance Authority, Single                                                     15
               Family Mortgage, Ser. A, Rev., 8.40%, 12/01/18

      10,485   Metropolitan Atlanta Rapid Transportation Authority,                                                12,936
               Sales Tax, Ser. P, Rev., AMBAC, 6.25%, 07/01/20
       3,110   Savannah Economic Development Authority,                                                             3,625
               College of Art & Design, Inc. Project, Rev., (p),
               6.60%, 10/01/09
                                                                                                             ------------
                                                                                                                   36,654
               HAWAII -- 0.8%
       4,500   Honolulu City & County, Ser. A, GO, 7.35%,                                                           5,216
               07/01/08
               ILLINOIS -- 3.2%
       3,990   Cook County Community High School District No.                                                       5,382
               219, Niles Township, GO, FGIC, 8.00%, 12/01/15
       1,965   Illinois Housing Development Authority, Multi-Family                                                 1,972
               Housing, Ser. 1991-A, Rev., 8.25%, 07/01/16
       2,425   Regional Transportation Authority, Rev., MBIA,                                                       2,906
               6.25%, 07/01/15
       9,000   State of Illinois, First Ser., GO, MBIA, 5.13%,                                                      9,955
               10/01/11
                                                                                                             ------------
                                                                                                                   20,215
               LOUISIANA -- 3.3%
       2,000   Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,                                                      2,187
               AMBAC, 5.38%, 06/01/18
       1,040   Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,                                                      1,133
               AMBAC, 5.38%, 06/01/19
       1,825   Saint Bernard Parish, Louisiana, Sales & Use Tax,                                                    1,991
               Rev., FSA, 5.00%, 03/01/15
       2,635   Saint Bernard Parish, Louisiana, Sales & Use Tax,                                                    2,855
               Rev., FSA, 5.00%, 03/01/16
       2,745   Saint Bernard Parish, Louisiana, Sales & Use Tax,                                                    2,965
               Rev., FSA, 5.00%, 03/01/17
       2,860   Saint Bernard Parish, Louisiana, Sales & Use Tax,                                                    3,071
               Rev., FSA, 5.00%, 03/01/18
       2,955   Saint Bernard Parish, Louisiana, Sales & Use Tax,                                                    3,157
               Rev., FSA, 5.00%, 03/01/19
       3,110   Saint Bernard Parish, Louisiana, Sales & Use Tax,                                                    3,305
               Rev., FSA, 5.00%, 03/01/20
                                                                                                             ------------
                                                                                                                   20,664
               MASSACHUSETTS -- 2.9%
       1,075   Auburn, Massachusetts, GO, AMBAC, 5.13%,                                                             1,178
               06/01/17 +
       1,100   Auburn, Massachusetts, GO, AMBAC, 5.13%,                                                             1,199
               06/01/18 +
       1,340   Auburn, Massachusetts, GO, AMBAC, 5.13%,                                                             1,433
               06/01/22 +
       2,325   Massachusetts State Port Authority, Ser. B, Rev.,                                                    2,541
               FSA, 5.50%, 07/01/13
       6,640   Massachusetts State, CONS, Ser. C, GO, 5.25%,                                                        7,168
               12/01/07
       2,775   Massachusetts State, CONS, Ser. C, GO, (p),                                                          3,139
               MBIA, 5.75%, 10/01/10
       1,000   New England Education Loan Marketing Corp.,                                                          1,121
               Student Loan, Sub-Issue H, Rev., 6.90%, 11/01/09
         620   Pittsfield, Massachusetts, GO, MBIA, 5.13%,                                                            657
               04/15/22
                                                                                                             ------------
                                                                                                                   18,436
               MICHIGAN -- 2.5%
       5,240   Clinton Township Building Authority, Macomb                                                          6,004
               County, Rev., AMBAC, 5.50%, 11/01/17
       1,000   L'Anse Creuse Public Schools, GO, FSA, 5.00%,                                                        1,077
               05/01/16
       2,000   L'Anse Creuse Public Schools, GO, FSA, 5.00%,                                                        2,140
               05/01/17

       5,000   Michigan Strategic Fund, Detroit Edison Co., Ser.                                                    5,303
               CC, Rev., Adj., AMBAC, 4.85%, 09/01/30
       1,000   Rochester Community School District, Ser. I, GO,                                                     1,133
               (p), FGIC, 5.75%, 05/01/10
                                                                                                             ------------
                                                                                                                   15,657
               MISSOURI -- 0.7%
       1,705   Jackson County Public Building Corp., Capital                                                        1,730
               Improvements Project, Rev., 5.00%, 12/01/28
       1,105   Sikeston, Missouri, Electric, Rev., MBIA, 6.00%,                                                     1,315
               06/01/16
       1,000   University of Missouri, Curators, System Facilities,                                                 1,073
               Ser. B, Rev., 5.00%, 11/01/17
                                                                                                             ------------
                                                                                                                    4,118
               MONTANA -- 1.2%
       2,500   Montana State Board of Regents, Higher Education,                                                    2,670
               Facilities, Montana State University, Ser. I, Rev.,
               AMBAC, 5.00%, 11/15/19
       1,210   Montana State Board of Regents, Higher Education,                                                    1,284
               Facilities, Montana State University, Ser. I, Rev.,
               AMBAC, 5.00%, 11/15/20
       1,290   Montana State Board of Regents, Higher Education,                                                    1,361
               Facilities, Montana State University, Ser. I, Rev.,
               AMBAC, 5.00%, 11/15/21
         200   Montana State Board of Regents, Higher Education,                                                      210
               Ser. H, Rev., AMBAC, 4.00%, 11/15/08
         565   Montana State Board of Regents, Higher Education,                                                      643
               Ser. H, Rev., AMBAC, 5.50%, 11/15/13
         375   Montana State Board of Regents, Higher Education,                                                      428
               Ser. H, Rev., AMBAC, 5.50%, 11/15/14
         890   Montana State Board of Regents, Higher Education,                                                      953
               Ser. H, Rev., AMBAC, 5.00%, 11/15/18
                                                                                                             ------------
                                                                                                                    7,549
               NEW HAMPSHIRE -- 1.2%
       1,010   Manchester, New Hampshire, GO, 5.25%, 06/01/14                                                       1,134
       1,015   Manchester, New Hampshire, GO, 5.25%, 06/01/15                                                       1,141
       1,020   Manchester, New Hampshire, GO, 5.25%, 06/01/16                                                       1,147
       1,020   Manchester, New Hampshire, GO, 5.25%, 06/01/17                                                       1,145
       2,445   Manchester, New Hampshire, School Facilities,                                                        2,777
               Rev., MBIA, 5.50%, 06/01/15
                                                                                                             ------------
                                                                                                                    7,344
               NEW JERSEY -- 13.3%
       3,500   Casino Reinvestment Development Authority, Hotel                                                     3,832
               Room Fee, Casino Reinvestment, Rev., AMBAC,
               5.13%, 01/01/17
       1,990   Essex County Improvement Authority, County                                                           2,194
               Correctional Facility Improvements, Ser. A, Rev.,
               FGIC, 5.00%, 10/01/13
       4,960   Essex County Improvement Authority, County                                                           5,653
               Correctional Facility Project, Rev., (p), FGIC, 5.75%,
               10/01/10
       4,200   Freehold Regional High School District, GO, (p),                                                     4,733
               FGIC, 5.60%, 03/01/10
       9,000   Garden State Preservation Trust, Open Space &                                                        9,836
               Farmland, Ser. A, Rev., FSA, 5.80%, 11/01/22
       2,980   Lenape Regioinal High School District, GO, FGIC,                                                     3,190
               5.00%, 04/01/18
       4,200   New Jersey Economic Development Authority,                                                           2,235
               Capital Appreciation, Motor Vehicles, Ser. R, Rev.,
               MBIA, 0.00%, 07/01/18
       7,500   New Jersey Economic Development Authority,                                                           7,796
               Cigarette Tax, Rev., 5.63%, 06/15/17

       5,215   New Jersey Economic Development Authority,                                                           5,418
               Educational Testing Service, Ser. B, Rev., (p), MBIA,
               6.25%, 05/15/05
      10,000   New Jersey Economic Development Authority,                                                          10,969
               Motor Vehicles, Ser. A, Rev., MBIA, 5.25%,
               07/01/17
       1,195   New Jersey State Educational Facilities Authority,                                                   1,217
               Fairleigh Dickinson University, Ser. G, Rev., 5.70%,
               07/01/28
       5,000   New Jersey State Highway Authority, Garden State                                                     5,601
               Parkway, Rev., (p), 6.20%, 01/01/10
       1,000   New Jersey Transportation Trust Fund Authority,                                                      1,150
               Transportation Systems, Ser. A, Rev., 5.75%,
               06/15/15
       3,125   New Jersey Transportation Trust Fund Authority,                                                      3,651
               Transportation Systems, Ser. B, Rev., MBIA, 6.50%,
               06/15/10
      15,000   New Jersey Transportation Trust Fund Authority,                                                     16,543
               Transportation Systems, Ser. C, Rev., 5.50%,
               06/15/20
                                                                                                             ------------
                                                                                                                   84,018
               NEW MEXICO -- 0.3%
       1,515   Los Alamos County, Inc., Utility System, Ser. A,                                                     1,661
               Rev., FSA, 5.00%, 07/01/13
               NEW YORK -- 18.9%
       2,850   New York City Municipal Water Finance Authority,                                                     3,094
               Water & Sewer Systems, Ser. A, Rev., 5.75%,
               06/15/30
       8,000   New York City Transitional Finance Authority,                                                        8,633
               Future Tax Secured, Ser. C, Rev., 5.50%, 11/01/24
       9,000   New York City Transitional Finance Authority,                                                       10,187
               Future Tax Secured, Ser. C, Rev., (p), 5.50%,
               05/01/10
      18,140   New York City, New York, Ser. F, GO, 6.00%,                                                         20,930
                01/15/18
       2,900   New York Convention Center Operating Corp., Yale                                                     2,995
               Building Acquisition Project, COP, 5.25%, 06/01/08
       5,000   New York State Dormitory Authority, City                                                             5,767
               University System, CONS, Ser. A, Rev., FSA,
               5.75%, 07/01/13
       9,345   New York State Environmental Facilities Corp.,                                                      10,294
               State Water Revolving Fund, Ser. D, Rev., 5.38%,
               06/15/19
       7,270   New York State Environmental Facilities Corp.,                                                       7,989
               State Water Revolving Fund, Sub Ser. E, Rev.,
               5.38%, 06/15/17
       7,135   New York State Environmental Facilities Corp.,                                                       7,836
               State Water Revolving Fund, Sub Ser. E, Rev.,
               5.38%, 06/05/18
          60   New York State Housing Finance Agency, Health                                                           61
               Facilities, Monroe County, Ser. A, Rev., 7.63%,
               05/01/05
         175   New York State Urban Development Corp.,                                                                191
               Correctional Capital Facilities, Ser. 7, Rev., (p),
               MBIA-IBC, 5.70%, 01/01/07
      26,000   Port Authority of New York & New Jersey, CONS,                                                      29,969
               93rd Ser., Rev., 6.13%, 06/01/94
       7,960   Triborough Bridge & Tunnel Authority, Convention                                                     8,856
               Center Project, Ser. E, Rev., 7.25%, 01/01/10
       2,000   Utica IDA, Civic Facilities, Munson-Williams-Proctor                                                 2,179
               Institute Project, Ser. A, Rev., 5.38%, 07/15/19
                                                                                                             ------------
                                                                                                                  118,981
               NORTH DAKOTA -- 1.0%
       5,000   Mercer County, PCR, Antelope Valley Station,                                                         6,073
               Rev., AMBAC, 7.20%, 06/30/13

               OHIO -- 0.3%
       1,745   Chillicothe City School District, School                                                             1,858
               Improvement, GO, FGIC, 5.25%, 12/01/25
               OKLAHOMA-- 1.0%
         840   Oklahoma Housing Finance Agency, Single Family                                                         868
               Mortgage, Ser. B-2, Rev., 6.80%, 09/01/26
       5,000   Tulsa Metropolitan Utility Authority, Rev., MBIA,                                                    5,226
               5.75%, 09/01/19
                                                                                                             ------------
                                                                                                                    6,094
               OREGON -- 2.1%
       5,130   Salem, Oregon, Water & Sewer, Rev., FSA, 5.00%,                                                      5,613
               05/01/15
       2,000   Washington County School District No. 48J,                                                           2,161
               Beaverton, Ser. B, GO, FSA, 5.00%, 06/01/08
       5,000   Washington County Unified Sewer Agency, Senior                                                       5,673
               Lien, Ser. A, Rev., FGIC, 5.75%, 10/01/10
                                                                                                             ------------
                                                                                                                   13,447
               PENNSYLVANIA -- 1.4%
       1,425   Butler Area School District, Ser. B, GO, FGIC,                                                       1,596
               5.25%, 09/15/17 +
       6,500   Pennsylvania IDA, Economic Development, Rev.,                                                        7,189
               AMBAC, 5.50%, 07/01/18
                                                                                                             ------------
                                                                                                                    8,785
               PUERTO RICO -- 9.0%
       5,655   Puerto Rico Commonwealth, GO, MBIA, 6.00%,                                                           6,770
               07/01/16
       5,105   Puerto Rico Commonwealth, Public Improvement,                                                        5,920
               GO, FSA, 5.50%, 07/01/19
       6,900   Puerto Rico Commonwealth, Ser. C, GO, Adj.,                                                          7,372
               5.00%, 07/01/18
      10,000   Puerto Rico Electric Power Authority, Ser. KK, Rev.,                                                11,525
               MBIA, 5.50%, 07/01/15
       3,880   Puerto Rico Electric Power Authority, Ser. Y, Rev.,                                                  4,327
               MBIA, 7.00%, 07/01/07
       5,000   Puerto Rico Highway & Transportation Authority,                                                      5,805
               Ser. B, Rev., (p), 6.00%, 07/01/10
       2,400   Puerto Rico Municipal Finance Agency, Ser. A, GO,                                                    2,737
               FSA, 6.00%, 08/01/15
       3,000   Puerto Rico Public Buildings Authority, Government                                                   3,537
               Facilities, Ser. A, Rev., AMBAC, 6.25%, 07/01/11
       5,235   Puerto Rico Public Buildings Authority, Government                                                   5,733
               Facilities, Ser. F, Rev., 5.25%, 07/01/20
       2,800   Puerto Rico Public Buildings Authority, Government                                                   2,921
               Facilities, Ser. K, Rev., 4.50%, 07/01/22
                                                                                                             ------------
                                                                                                                   56,647
               SOUTH CAROLINA -- 3.6%
       5,500   Charleston Educational Excellence Finance Corp.,                                                     5,833
               Charleston County School District Project, Rev.,
               5.00%, 12/01/16
       4,500   Charleston Educational Excellence Finance Corp.,                                                     4,743
               Charleston County School District Project, Rev.,
               5.00%, 12/01/17
       2,500   Charleston Educational Excellence Finance Corp.,                                                     2,620
               Charleston County School District Project, Rev.,
               5.00%, 12/01/18
       5,000   South Carolina State Public Service Authority, Ser.                                                  5,318
               A, Rev., (p), AMBAC, 6.25%, 01/01/06 @
       4,000   South Carolina State Public Service Authority, Ser.                                                  4,334
               A, Rev., FSA, 5.00%, 01/01/16
                                                                                                             ------------
                                                                                                                   22,848

               SOUTH DAKOTA -- 0.5%
       2,750   Heartland Consumers Power District, Rev., (p),                                                       3,230
               7.00%, 01/01/16
               TENNESSEE -- 0.5%
       3,000   Metropolitan Government of Nashville & Davidson                                                      3,316
               County, Water & Sewer, Rev., FGIC, 5.20%,
               01/01/13
               TEXAS -- 0.6%
       1,160   Austin, Texas, Public Improvements, GO, MBIA,                                                        1,262
               5.00%, 09/01/15 +
       1,295   Austin, Texas, Public Improvements, GO, MBIA,                                                        1,399
               5.00%, 09/01/16 +
       1,080   Austin, Texas, Water & Wastewater System, Ser. A,                                                    1,168
               Rev., AMBAC, 5.00%, 11/15/16 +
                                                                                                             ------------
                                                                                                                    3,829
               VIRGINIA -- 1.5%
       1,105   Lynchburg, Virginia, Public Improvement, GO,                                                         1,193
               5.00%, 06/01/16
       1,110   Lynchburg, Virginia, Public Improvement, GO,                                                         1,192
               5.00%, 06/01/17
       1,205   Lynchburg, Virginia, Public Improvement, GO,                                                         1,287
               5.00%, 06/01/18
       5,500   Virginia State Public School Authority, 1997                                                         5,882
               Resolution, Ser. A, Rev., 5.00%, 08/01/18
                                                                                                             ------------
                                                                                                                    9,554
               WASHINGTON -- 2.1%
       7,000   Energy Northwest, Washington Electric, Columbia                                                      7,753
               Generating Station, Ser. B, Rev., MBIA, 5.50%,
               07/01/18
       5,000   Energy Northwest, Washington Electric, Project No.                                                   5,507
               1, Ser. A, Rev., MBIA, 5.50%, 07/01/16
          15   Washington Public Power Supply System, Nuclear                                                          17
               Project No. 1, Ser. B, Rev., 7.25%, 07/01/09
         195   Washington Public Power Supply System, Nuclear                                                         220
               Project No. 1, Ser. B, Rev., (p), 7.25%, 07/01/09
                                                                                                             ------------
                                                                                                                   13,497

               ----------------------------------------------------------------------------------------------------------
               Total State and Municipal Obligations                                                              614,700
               (Cost $581,349)
               ----------------------------------------------------------------------------------------------------------

  SHARES
-------------------------------------------------------------------------------------------------------------------------
               SHORT - TERM INVESTMENTS - 4.0%

               MONEY MARKET FUND -- 4.0%
   24,875      JPMorgan Tax Free Money Market Fund (a)                                                             24,875
               (Cost $24,875)
               ----------------------------------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 101.6%                                                                   $    639,575
               (COST $606,224)
               LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.6)%                                                    (10,069)

-------------------------------------------------------------------------------------------------------------------------
               NET ASSETS -- 100.0%                                                                          $    629,506
-------------------------------------------------------------------------------------------------------------------------
               Percentages indicated are based on net assets of $629,506.

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                       NOTIONAL         UNREALIZED
   NUMBER                                                              VALUE AT        APPRECIATION
    OF                                          EXPIRATION             11/30/04       (DEPRECIATION)
 CONTRACTS     DESCRIPTION                         DATE                  (USD)             (USD)
----------------------------------------------------------------------------------------------------
               SHORT FUTURES OUTSTANDING
    (146)      5 Year Treasury Notes             March, 2005         $  (16,078)          $   249
    (122)      10 Year Treasury Notes            March, 2005            (13,512)              116

SWAP CONTRACTS

                                                                 UNDERLYING           UNREALIZED
                                                EXPIRATION         NOTIONAL           APPRECIATION
DESCRIPTIONS                                       DATE             VALUE            (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital
Services, semi-annual payment of 4.108% and
semi-annual receipt of weekly average BMA index   10/17/19       $   11,800              $    (136)


For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                     GROSS                    GROSS                    NET UNREALIZED
  AGGREGATE        UNREALIZED               UNREALIZED                  APPRECIATION
    COST          APPRECIATION             DEPRECIATION                (DEPRECIATION)
---------------------------------------------------------------------------------------
 $  606,224       $     34,079             $       (864)               $         33,215

ABBREVIATIONS:

+       - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
@       - Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(p) - Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.    - Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at November 30, 2004.
AMBAC   - American Municipal Bond Assurance Corp.
CONS    - Consolidated Bonds.
COP     - Certificates of Participation.
FGIC    - Financial Guaranty Insurance Co.
FSA     - Financial Security Assurance.
GO      - General Obligation Bond.
IBC     - Insured Bond Certificates.
IDA     - Industrial Development Authority.
MBIA    - Municipal Bond Investors Assurance Corp.
PCR     - Pollution Control Revenue.
Rev.    - Revenue Bond.
Ser.    - Series.
USD     - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    J.P. Morgan Mutual Fund Select Trust
            -----------------------------------------------------------------

By (Signature and Title)        /s/ Stephanie J. Dorsey
                        -----------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date                   January 14, 2005
    --------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /s/ Stephanie J. Dorsey
                        -----------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date                   January 14, 2005
    --------------------------------------------------------------

By (Signature and Title)        /s/ George C.W. Gatch
                        -----------------------------------------------
                                George C.W. Gatch, President

Date                   January 24, 2005
    --------------------------------------------------------------